UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22717

First Trust Exchange-Traded Fund VI
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.

First Trust Portfolios L.P.

120 East Liberty Drive, Suite 400

Wheaton, IL 60187
(Name and address of agent for service)

Registrant’s telephone number, including area code: 630-765-8000

Date of fiscal year end: September 30

Date of reporting period: June 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

First Trust NASDAQ Technology Dividend Index Fund (TDIV)
Portfolio of Investments
June 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.7%
	Aerospace & Defense – 0.5%
26,603	Harris Corp.	$3,845,198
	Commercial Services & Supplies – 0.2%
237,881	Pitney Bowes, Inc.	2,038,640
	Communications Equipment – 9.3%
1,612,505	Cisco Systems, Inc.	69,386,090
8,954	InterDigital, Inc.	724,379
9,181	Ituran Location and Control Ltd.	278,643
94,687	Juniper Networks, Inc.	2,596,318
45,014	Motorola Solutions, Inc.	5,238,279
4,124	Plantronics, Inc.	314,455
		78,538,164
	Diversified Telecommunication Services – 12.4%
532,720	AT&T, Inc.	17,105,639
413,187	BCE, Inc.	16,729,942
62,979	BT Group PLC, ADR	910,676
944,980	CenturyLink, Inc.	17,614,427
25,584	Cogent Communications Holdings, Inc.	1,366,186
257,135	Consolidated Communications Holdings, Inc.	3,178,189
70,311	Orange S.A., ADR	1,172,084
273,598	Telecom Argentina S.A., ADR	4,853,628
297,201	Telefonica Brasil S.A., ADR	3,527,776
149,920	Telefonica S.A., ADR	1,278,818
65,238	Telekomunikasi Indonesia Persero Tbk PT, ADR	1,696,840
489,551	TELUS Corp.	17,383,956
361,181	Verizon Communications, Inc.	18,171,016
		104,989,177
	Electronic Equipment, Instruments & Components – 1.3%
21,115	CDW Corp.	1,705,881
296,689	Corning, Inc.	8,161,914
7,065	SYNNEX Corp.	681,843
		10,549,638
	Household Durables – 0.7%
96,329	Garmin Ltd.	5,876,069
	Internet Software & Services – 0.7%
13,656	j2 Global, Inc.	1,182,746
7,647	LogMeIn, Inc.	789,553
15,146	NetEase, Inc., ADR	3,826,940
20,870	NIC, Inc.	324,528
		6,123,767
	IT Services – 10.5%
29,120	Amdocs Ltd.	1,927,453
Shares	Description	Value

	IT Services (Continued)
76,072	Cognizant Technology Solutions Corp., Class A	$6,008,927
9,824	CSG Systems International, Inc.	401,507
33,506	DXC Technology Co.	2,700,919
134,856	Infosys Ltd., ADR	2,620,252
487,368	International Business Machines Corp.	68,085,309
48,688	Leidos Holdings, Inc.	2,872,592
8,918	Science Applications International Corp.	721,734
668,705	Wipro Ltd., ADR	3,203,097
		88,541,790
	Professional Services – 0.0%
4,933	Forrester Research, Inc.	206,939
	Semiconductors & Semiconductor Equipment – 26.3%
105,123	Analog Devices, Inc.	10,083,398
119,514	Applied Materials, Inc.	5,520,352
9,671	ASML Holding NV	1,914,568
135,874	Broadcom, Inc.	32,968,467
12,995	Brooks Automation, Inc.	423,897
3,416	Cabot Microelectronics, Corp.	367,425
4,331	Cohu, Inc.	106,153
144,236	Cypress Semiconductor Corp.	2,247,197
52,398	Himax Technologies, Inc., ADR	390,889
1,247,647	Intel Corp.	62,020,532
47,862	KLA-Tencor Corp.	4,907,291
23,672	Lam Research Corp.	4,091,705
83,263	Marvell Technology Group Ltd.	1,785,159
105,506	Maxim Integrated Products, Inc.	6,188,982
52,639	Microchip Technology, Inc.	4,787,517
5,208	MKS Instruments, Inc.	498,406
4,336	Monolithic Power Systems, Inc.	579,593
3,436	Power Integrations, Inc.	251,000
592,482	QUALCOMM, Inc.	33,250,090
11,151	Silicon Motion Technology Corp., ADR	589,777
478,256	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	17,485,039
22,787	Teradyne, Inc.	867,501
229,085	Texas Instruments, Inc.	25,256,621
78,397	Xilinx, Inc.	5,116,188
29,893	Xperi Corp.	481,277
		222,179,024
	Software – 14.3%
3,597	Blackbaud, Inc.	368,513
178,958	CA, Inc.	6,379,853
17,853	CDK Global, Inc.	1,161,338
28,927	Intuit, Inc.	5,909,931
696,783	Microsoft Corp.	68,709,771
13,371	Monotype Imaging Holdings, Inc.	271,431

See Notes to Portfolio of Investments

First Trust NASDAQ Technology Dividend Index Fund (TDIV)
Portfolio of Investments (Continued)
June 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
60,959	Open Text Corp.	$2,145,147
737,052	Oracle Corp.	32,474,511
9,574	Progress Software Corp.	371,663
1,351	QAD, Inc., Class A	67,753
10,389	SAP SE, ADR	1,201,592
19,181	SS&C Technologies Holdings, Inc.	995,494
92,537	TiVo Corp.	1,244,622
		121,301,619
	Technology Hardware, Storage & Peripherals – 15.5%
368,546	Apple, Inc.	68,221,550
16,761	Canon, Inc., ADR	547,917
1,619,378	Hewlett Packard Enterprise Co.	23,659,113
608,593	HP, Inc.	13,808,975
38,464	Logitech International S.A.	1,688,570
47,220	NetApp, Inc.	3,708,187
193,220	Seagate Technology PLC	10,911,133
107,866	Western Digital Corp.	8,349,907
		130,895,352
	Trading Companies & Distributors – 0.1%
32,365	Systemax, Inc.	1,111,090
	Wireless Telecommunication Services – 7.9%
188,469	America Movil SAB de CV, ADR, Class L	3,139,894
246,719	China Mobile Ltd., ADR	10,951,856
915,273	Mobile TeleSystems PJSC, ADR	8,081,861
335,025	Rogers Communications, Inc., Class B	15,900,286
10,541	Shenandoah Telecommunications Co.	344,691
66,615	Telephone & Data Systems, Inc.	1,826,583
4,536,500	VEON Ltd., ADR	10,796,870
664,000	Vodafone Group PLC, ADR	16,141,840
		67,183,881
	Total Investments – 99.7%	843,380,348
	(Cost $728,800,927) (a)
	Net Other Assets and Liabilities – 0.3%	2,703,311
	Net Assets – 100.0%	$846,083,659

(a)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $154,272,708 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $39,693,287. The net unrealized appreciation was $114,579,421.

ADR	American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 6/30/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 843,380,348	$ 843,380,348	$ —	$ —

*	See Portfolio of Investments for industry breakout.
All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at June 30, 2018.

See Notes to Portfolio of Investments

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments
June 30, 2018 (Unaudited)
Shares/ Units	Description	Value
COMMON STOCKS – 20.2%
	Automobiles – 1.2%
313,581	Ford Motor Co.	$3,471,342
65,739	General Motors Co.	2,590,117
58,829	Harley-Davidson, Inc.	2,475,524
		8,536,983
	Banks – 1.8%
189,073	FNB Corp.	2,537,360
49,912	PacWest Bancorp	2,466,651
139,539	People’s United Financial, Inc.	2,524,260
73,472	United Bankshares, Inc.	2,674,381
187,157	Valley National Bancorp	2,275,829
		12,478,481
	Beverages – 0.4%
54,777	Coca-Cola (The) Co.	2,402,519
	Capital Markets – 0.7%
105,613	Federated Investors, Inc., Class B	2,462,895
99,442	Invesco, Ltd.	2,641,180
		5,104,075
	Chemicals – 0.3%
21,177	LyondellBasell Industries N.V., Class A	2,326,293
	Containers & Packaging – 0.3%
46,119	International Paper Co.	2,401,878
	Diversified Telecommunication Services – 1.1%
127,115	AT&T, Inc.	4,081,663
67,703	Verizon Communications, Inc.	3,406,138
		7,487,801
	Electric Utilities – 4.1%
34,529	American Electric Power Co., Inc.	2,391,133
38,669	Duke Energy Corp.	3,057,945
38,232	Edison International	2,418,939
36,178	Entergy Corp.	2,922,821
82,517	FirstEnergy Corp.	2,963,185
70,648	Hawaiian Electric Industries, Inc.	2,423,226
76,627	OGE Energy Corp.	2,698,037
29,011	Pinnacle West Capital Corp.	2,337,126
136,124	PPL Corp.	3,886,340
76,013	Southern (The) Co.	3,520,162
		28,618,914
	Food Products – 1.7%
69,241	Campbell Soup Co.	2,807,030
71,893	General Mills, Inc.	3,181,984
38,283	Kellogg Co.	2,674,834
51,816	Kraft Heinz (The) Co.	3,255,081
		11,918,929
	Gas Utilities – 0.4%
73,259	South Jersey Industries, Inc.	2,451,979
	Household Durables – 0.7%
39,261	Garmin Ltd.	2,394,921
See Notes to Portfolio of Investments

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments (Continued)
June 30, 2018 (Unaudited)
Shares/ Units	Description	Value
COMMON STOCKS (Continued)
	Household Durables (Continued)
58,341	Leggett & Platt, Inc.	$2,604,342
		4,999,263
	Household Products – 0.8%
25,405	Kimberly-Clark Corp.	2,676,162
35,713	Procter & Gamble (The) Co.	2,787,757
		5,463,919
	Independent Power and Renewable Electricity Producers – 0.4%
217,381	AES Corp.	2,915,079
	Industrial Conglomerates – 0.5%
246,595	General Electric Co.	3,356,158
	Insurance – 0.4%
121,277	Old Republic International Corp.	2,414,625
	IT Services – 0.8%
19,875	International Business Machines Corp.	2,776,538
123,497	Western Union (The) Co.	2,510,694
		5,287,232
	Multi-Utilities – 1.2%
110,714	Centerpoint Energy, Inc.	3,067,885
30,732	Consolidated Edison, Inc.	2,396,482
48,169	NorthWestern Corp.	2,757,675
		8,222,042
	Oil, Gas & Consumable Fuels – 0.4%
147,845	Kinder Morgan, Inc.	2,612,421
	Paper & Forest Products – 0.8%
54,017	Domtar Corp.	2,578,771
67,458	Schweitzer-Mauduit International, Inc.	2,949,264
		5,528,035
	Pharmaceuticals – 0.4%
67,054	Pfizer, Inc.	2,432,719
	Thrifts & Mortgage Finance – 0.4%
154,104	Northwest Bancshares, Inc.	2,679,869
	Tobacco – 0.9%
57,057	Altria Group, Inc.	3,240,267
47,524	Universal Corp.	3,138,960
		6,379,227
	Trading Companies & Distributors – 0.5%
175,029	Aircastle, Ltd.	3,588,094
	Total Common Stocks	139,606,535
	(Cost $140,743,988)
REAL ESTATE INVESTMENT TRUSTS – 20.0%
	Health Care REITs – 2.1%
107,730	LTC Properties, Inc.	4,604,380
393,044	Medical Properties Trust, Inc.	5,518,338
53,683	National Health Investors, Inc.	3,955,363
		14,078,081
See Notes to Portfolio of Investments

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments (Continued)
June 30, 2018 (Unaudited)
Shares/ Units	Description	Value
REAL ESTATE INVESTMENT TRUSTS (Continued)
	Hotel & Resort REITs – 2.0%
225,788	Apple Hospitality REIT, Inc.	$4,037,090
249,783	DiamondRock Hospitality Co.	3,067,335
189,095	Sunstone Hotel Investors, Inc.	3,142,759
149,155	Xenia Hotels & Resorts, Inc.	3,633,416
		13,880,600
	Mortgage REITs – 11.4%
426,278	AGNC Investment Corp.	7,924,508
779,649	Annaly Capital Management, Inc.	8,022,588
385,978	Apollo Commercial Real Estate Finance, Inc.	7,055,678
178,823	Blackstone Mortgage Trust, Inc., Class A	5,620,407
436,484	Chimera Investment Corp.	7,978,927
400,663	Ladder Capital Corp.	6,258,356
960,889	MFA Financial, Inc.	7,283,539
449,677	New Residential Investment Corp.	7,864,851
313,609	Redwood Trust, Inc.	5,165,140
296,505	Starwood Property Trust, Inc.	6,437,124
586,354	Two Harbors Investment Corp.	9,264,393
		78,875,511
	Retail REITs – 2.4%
317,993	Brixmor Property Group, Inc.	5,542,618
84,719	National Retail Properties, Inc.	3,724,247
20,621	Simon Property Group, Inc.	3,509,488
135,235	Weingarten Realty Investors	4,166,590
		16,942,943
	Specialized REITs – 2.1%
86,550	EPR Properties	5,607,575
146,633	Gaming and Leisure Properties, Inc.	5,249,461
54,176	Lamar Advertising Co., Class A	3,700,763
		14,557,799
	Total Real Estate Investment Trusts	138,334,934
	(Cost $135,809,914)
EXCHANGE-TRADED FUNDS – 19.8%
	Capital Markets – 19.8%
2,911,637	First Trust Tactical High Yield ETF (a)	137,108,986
	(Cost $143,048,583)
MASTER LIMITED PARTNERSHIPS – 19.6%
	Energy Equipment & Services – 1.0%
406,984	USA Compression Partners L.P.	6,849,541
	Oil, Gas & Consumable Fuels – 18.6%
173,770	Andeavor Logistics, L.P.	7,390,438
244,142	Black Stone Minerals, L.P.	4,514,186
216,649	Buckeye Partners, L.P.	7,615,212
78,183	Cheniere Energy Partners, L.P.	2,810,679
130,460	DCP Midstream, L.P.	5,159,693
247,123	Dorchester Minerals, L.P.	5,090,734
346,688	Enable Midstream Partners, L.P.	5,931,832
416,979	Energy Transfer Partners, L.P.	7,939,280
402,531	EnLink Midstream Partners, L.P.	6,251,306
140,771	Enterprise Products Partners, L.P.	3,895,134
78,551	EQT Midstream Partners, L.P.	4,052,446
See Notes to Portfolio of Investments

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments (Continued)
June 30, 2018 (Unaudited)
Shares/ Units	Description	Value
MASTER LIMITED PARTNERSHIPS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
227,533	GasLog Partners, L.P.	$5,426,662
315,407	Genesis Energy, L.P.	6,910,567
399,362	Global Partners, L.P.	6,809,122
442,355	Golar LNG Partners, L.P.	6,838,808
239,576	Holly Energy Partners, L.P.	6,770,418
225,729	KNOT Offshore Partners, L.P.	4,999,897
38,010	Magellan Midstream Partners, L.P.	2,625,731
116,660	MPLX, L.P.	3,982,772
305,191	PBF Logistics, L.P.	6,409,011
172,670	Spectra Energy Partners, L.P.	6,115,971
131,290	TransMontaigne Partners, L.P.	4,836,724
78,520	Valero Energy Partners, L.P.	2,989,256
83,582	Western Gas Equity Partners, L.P.	2,988,057
		128,353,936
	Total Master Limited Partnerships	135,203,477
	(Cost $137,263,029)

Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES – 19.5%
	Banks – 9.2%
56,897	Bank of America Corp., Series D	6.20%	(b)	1,450,874
199,250	Bank of America Corp., Series W	6.63%	(b)	5,279,129
192,313	Bank of America Corp., Series Y	6.50%	(b)	5,063,601
244,173	Barclays Bank PLC, Series 5	8.13%	(b)	6,453,492
225,811	Citigroup Capital XIII, 3 Mo. LIBOR + 6.37% (c)	8.73%	10/30/40	6,119,478
213,351	Deutsche Bank Contingent Capital Trust II	6.55%	(b)	5,348,710
254,825	Deutsche Bank Contingent Capital Trust V	8.05%	(b)	6,401,204
210,332	GMAC Capital Trust I, Series 2, 3 Mo. LIBOR + 5.79% (c)	8.13%	02/15/40	5,531,732
199,135	ING Groep N.V.	6.38%	(b)	5,189,458
200,774	Regions Financial Corp., Series A	6.38%	(b)	5,125,760
207,377	Royal Bank of Scotland Group PLC, Series S	6.60%	(b)	5,325,441
246,141	Wells Fargo & Co., Series J	8.00%	(b)	6,325,824
				63,614,703
	Capital Markets – 3.2%
258,768	Ladenburg Thalmann Financial Services, Inc., Series A	8.00%	(b)	6,595,298
198,677	Merrill Lynch Capital Trust I, Series K (d)	6.45%	12/15/66	5,155,668
181,771	Morgan Stanley, Series E (d)	7.13%	(b)	5,129,578
185,920	Morgan Stanley, Series F (d)	6.88%	(b)	5,090,489
				21,971,033
	Consumer Finance – 2.2%
193,030	Capital One Financial Corp., Series B	6.00%	(b)	4,893,311
193,038	Capital One Financial Corp., Series C	6.25%	(b)	4,995,823
197,849	Capital One Financial Corp., Series D	6.70%	(b)	5,260,805
				15,149,939
	Equity Real Estate Investment Trusts – 0.8%
222,998	Digital Realty Trust, Inc., Series H	7.38%	(b)	5,806,868
	Insurance – 2.3%
197,589	Aegon N.V.	6.38%	(b)	5,135,338
200,915	Aegon N.V.	6.50%	(b)	5,280,046
See Notes to Portfolio of Investments

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments (Continued)
June 30, 2018 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Insurance (Continued)
209,133	Allstate Corp., Series C	6.75%	(b)	$5,328,709
				15,744,093
	Mortgage Real Estate Investment Trusts – 0.9%
242,053	Annaly Capital Management, Inc., Series D	7.50%	(b)	6,102,156
	Oil, Gas & Consumable Fuels – 0.9%
249,767	NuStar Logistics, L.P., 3 Mo. LIBOR + 6.73% (c)	9.08%	01/15/43	6,334,091
	Total $25 Par Preferred Securities			134,722,883
	(Cost $136,911,504)

Total Investments – 99.1%	684,976,815
(Cost $693,777,018) (e)
Net Other Assets and Liabilities – 0.9%	6,390,520
Net Assets – 100.0%	$691,367,335

(a)	Investment in an affiliated fund.
(b)	Perpetual maturity.
(c)	Floating rate security.
(d)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at June 30, 2018. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $15,739,534 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $24,539,737. The net unrealized depreciation was $8,800,203.

LIBOR	London Interbank Offered Rate

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 6/30/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 139,606,535	$ 139,606,535	$ —	$ —
Real Estate Investment Trusts*	138,334,934	138,334,934	—	—
Exchange-Traded Funds*	137,108,986	137,108,986	—	—
Master Limited Partnerships*	135,203,477	135,203,477	—	—
$25 Par Preferred Securities*	134,722,883	134,722,883	—	—
Total Investments	$ 684,976,815	$ 684,976,815	$—	$—

*	See Portfolio of Investments for industry breakout.
All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at June 30, 2018.
See Notes to Portfolio of Investments

International Multi-Asset Diversified Income Index Fund (YDIV)
Portfolio of Investments
June 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 39.9%
	Airlines – 0.9%
29,505	Air New Zealand Ltd.	$63,448
10,525	Chorus Aviation, Inc.	56,362
		119,810
	Automobiles – 0.4%
750	Daimler AG	48,286
	Banks – 5.1%
2,789	Australia & New Zealand Banking Group Ltd.	58,287
62,761	Bank of Communications Co., Ltd., Class H	48,077
7,686	Bendigo & Adelaide Bank Ltd.	61,658
1,100	Commonwealth Bank of Australia	59,320
18,501	Intesa Sanpaolo S.p.A.	53,722
59,467	Mega Financial Holding Co., Ltd.	52,468
7,463	Skandinaviska Enskilda Banken AB, Class A	70,958
5,467	SpareBank 1 SMN	56,722
5,367	SpareBank 1 SR-Bank ASA	56,936
4,939	Svenska Handelsbanken AB, Class A	54,900
3,159	Swedbank AB, Class A	67,647
3,000	Westpac Banking Corp.	65,051
		705,746
	Capital Markets – 1.1%
2,593	CI Financial Corp.	46,607
1,861	IGM Financial, Inc.	53,948
6,840	Natixis S.A.	48,550
		149,105
	Chemicals – 0.4%
19,013	Nan Ya Plastics Corp.	54,379
	Diversified Financial Services – 1.1%
2,461	Industrivarden AB, Class A	49,815
2,667	Industrivarden AB, Class C	51,722
12,041	Standard Life Aberdeen PLC	51,757
		153,294
	Diversified Telecommunication Services – 1.5%
21,808	BT Group PLC	62,685
74,610	Rostelecom PJSC	86,988
32,880	Telstra Corp., Ltd.	63,752
		213,425
	Electric Utilities – 9.4%
4,631	CEZ A.S.	109,778
24,469	Contact Energy Ltd.	96,951
60,029	EDP - Energias de Portugal S.A.	238,346
3,375	Emera, Inc.	109,877
2,278	Fortis, Inc.	72,811
4,659	Fortum OYJ	111,210
82,210	Genesis Energy Ltd.	135,861
5,467	Hydro One Ltd. (a)	83,337
74,075	Spark Infrastructure Group	124,988
6,979	SSE PLC	124,803
27,300	Tenaga Nasional Bhd	98,941
		1,306,903
See Notes to Portfolio of Investments

International Multi-Asset Diversified Income Index Fund (YDIV)
Portfolio of Investments (Continued)
June 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Electronic Equipment, Instruments & Components – 1.1%
20,106	Foxconn Technology Co., Ltd.	$49,196
18,278	Hon Hai Precision Industry Co., Ltd.	49,879
37,921	WPG Holdings Ltd.	53,731
		152,806
	Independent Power and Renewable Electricity Producers – 5.0%
9,331	Algonquin Power & Utilities Corp.	90,141
6,640	Capital Power Corp.	127,431
599,439	China Power International Development Ltd.	138,292
8,908	Innergex Renewable Energy, Inc.	93,576
5,028	Northland Power, Inc.	93,817
48,600	Ratchaburi Electricity Generating Holding PCL	75,181
82,415	Taiwan Cogeneration Corp.	73,526
		691,964
	Insurance – 2.2%
7,339	Aviva PLC	48,816
11,035	Direct Line Insurance Group PLC	49,938
16,966	esure Group PLC	48,678
15,252	Legal & General Group PLC	53,543
1,139	Sampo OYJ, Class A	55,599
24,575	UnipolSai Assicurazioni S.p.A.	54,312
		310,886
	Marine – 0.4%
102,000	COSCO SHIPPING Energy Transportation Co., Ltd., Class H	49,144
	Media – 0.4%
27,000	Singapore Press Holdings Ltd.	51,523
	Metals & Mining – 0.4%
920	Rio Tinto PLC	51,007
	Multi-Utilities – 3.9%
3,511	Canadian Utilities Ltd., Class A	88,667
7,026	Engie S.A.	107,731
343,300	Keppel Infrastructure Trust	131,021
9,066	National Grid PLC	100,313
42,256	Redes Energeticas Nacionais SGPS S.A.	118,432
		546,164
	Oil, Gas & Consumable Fuels – 2.4%
45,400	Bangchak Corp. PCL	43,851
3,396	Enagas S.A.	99,305
22,808	Gazprom PJSC	51,212
34,491	Snam S.p.A.	144,036
		338,404
	Professional Services – 0.4%
826	Adecco Group AG	49,011
	Real Estate Management & Development – 2.4%
18,000	Hang Lung Group Ltd.	50,474
30,000	Hang Lung Properties Ltd.	61,869
159,000	Land & Houses PCL	54,232
555,900	Quality Houses PCL	51,681
120,000	Shenzhen Investment Ltd.	43,744
See Notes to Portfolio of Investments

International Multi-Asset Diversified Income Index Fund (YDIV)
Portfolio of Investments (Continued)
June 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Real Estate Management & Development (Continued)
5,449	Wihlborgs Fastigheter AB	$63,051
		325,051
	Technology Hardware, Storage & Peripherals – 0.4%
76,517	Inventec Corp.	60,107
	Trading Companies & Distributors – 0.3%
2,220	Russel Metals, Inc.	45,374
	Transportation Infrastructure – 0.3%
52,000	Zhejiang Expressway Co., Ltd., Class H	46,395
	Wireless Telecommunication Services – 0.4%
2,023	Freenet AG	53,604
	Total Common Stocks	5,522,388
	(Cost $5,748,778)
EXCHANGE-TRADED FUNDS – 20.1%
	Capital Markets – 20.1%
36,884	Vanguard Emerging Markets Government Bond ETF	2,781,422
	(Cost $2,775,137)
REAL ESTATE INVESTMENT TRUSTS – 20.0%
	Diversified REITs – 5.9%
13,514	Artis Real Estate Investment Trust	134,765
19,089	Charter Hall Group	92,107
17,099	Cominar Real Estate Investment Trust	166,744
7,474	H&R Real Estate Investment Trust	114,385
125,500	Mapletree North Asia Commercial Trust	105,006
34,663	Stockland	101,840
158,029	Yuexiu Real Estate Investment Trust	106,150
		820,997
	Industrial REITs – 2.2%
59,000	Ascendas Real Estate Investment Trust	114,319
68,400	Mapletree Industrial Trust	96,889
111,900	Mapletree Logistics Trust	101,018
		312,226
	Office REITs – 2.1%
9,850	alstria Office REIT-AG	148,041
162,899	Cromwell Property Group	135,020
		283,061
	Residential REITs – 1.5%
131,500	Ascott Residence Trust	103,269
5,266	Northview Apartment Real Estate Investment Trust	105,268
		208,537
	Retail REITs – 8.3%
60,000	CapitaLand Mall Trust	91,156
38,624	Charter Hall Retail REIT	119,766
2,552	Eurocommercial Properties N.V.	108,361
2,585	Klepierre S.A.	97,355
103,400	Mapletree Commercial Trust	119,147
5,828	RioCan Real Estate Investment Trust	107,060
29,661	Scentre Group	96,363
53,019	Shopping Centres Australasia Property Group	96,130
See Notes to Portfolio of Investments

International Multi-Asset Diversified Income Index Fund (YDIV)
Portfolio of Investments (Continued)
June 30, 2018 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (Continued)
	Retail REITs (Continued)
4,606	SmartCentres Real Estate Investment Trust	$106,965
409	Unibail-Rodamco-Westfield	90,057
58,942	Vicinity Centres	112,976
		1,145,336
	Total Real Estate Investment Trusts	2,770,157
	(Cost $2,819,964)
RIGHTS – 0.0%
	Banks – 0.0%
18,501	Intesa Sanpaolo S.p.A., expiring 07/17/18 (b) (c)	0
	(Cost $0)

Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES – 12.0% (d)
	Banks – 7.1%
5,351	Bank of Montreal, Series 38 (e)	4.85%	(f)	106,723
6,350	Bank of Montreal, Series 40 (e)	4.50%	(f)	121,769
5,302	Bank of Nova Scotia (The), Series 38 (e)	4.85%	(f)	104,616
4,740	Canadian Imperial Bank of Commerce, Series 45 (e)	4.40%	(f)	89,922
4,871	National Bank of Canada, Series 38 (e)	4.45%	(f)	92,666
5,957	Royal Bank of Canada, Series BK (e)	5.50%	(f)	119,852
5,892	Royal Bank of Canada, Series BM (e)	5.50%	(f)	119,171
5,908	Toronto-Dominion Bank (The), Series 12 (e)	5.50%	(f)	119,090
5,363	Toronto-Dominion Bank (The), Series 14 (e)	4.85%	(f)	106,350
				980,159
	Insurance – 1.6%
5,925	Manulife Financial Corp., Series 21 (e)	5.60%	(f)	120,064
5,345	Manulife Financial Corp., Series 23 (e)	4.85%	(f)	105,383
				225,447
	Oil, Gas & Consumable Fuels – 3.3%
5,991	Enbridge, Inc., Series 17 (e)	5.15%	(f)	115,568
8,153	Enbridge, Inc., Series D (e)	4.46%	(f)	121,552
5,964	TransCanada Corp., Series 13 (e)	5.50%	(f)	119,040
5,475	TransCanada Corp., Series 15 (e)	4.90%	(f)	106,656
				462,816
	Total $25 Par Preferred Securities			1,668,422
	(Cost $1,687,167)
$100 PAR PREFERRED SECURITIES – 4.5% (d)
	Banks – 4.5%
1,248	Australia & New Zealand Banking Group Ltd., Series CN4, ASX Australian Bank Bill Short Term Rates 3 Mo. + 4.70% (g)	6.79%	(f)	96,624
1,145	Commonwealth Bank of Australia, Series VI, ASX Australian Bank Bill Short Term Rates 3 Mo. + 3.80% (g)	5.76%	(f)	85,456
1,118	Commonwealth Bank of Australia/New Zealand, Series IX, ASX Australian Bank Bill Short Term Rates 3 Mo. + 3.90% (g)	5.96%	(f)	83,954
1,095	National Australia Bank Ltd., Series CN, ASX Australian Bank Bill Short Term Rates 3 Mo. + 3.50% (g)	5.60%	(f)	82,250
1,306	National Australia Bank Ltd., Series CN2, ASX Australian Bank Bill Short Term Rates 3 Mo. + 4.95% (g)	7.00%	(f)	101,483
1,039	Westpac Banking Corp., Series CN1, ASX Australian Bank Bill Short Term Rates 3 Mo. + 3.20% (g)	5.26%	(f)	77,430
See Notes to Portfolio of Investments

International Multi-Asset Diversified Income Index Fund (YDIV)
Portfolio of Investments (Continued)
June 30, 2018 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$100 PAR PREFERRED SECURITIES (Continued)
	Banks (Continued)
1,294	Westpac Banking Corp., Series CN4, ASX Australian Bank Bill Short Term Rates 3 Mo. + 4.90% (g)	7.00%	(f)	$99,880
	Total $100 Par Preferred Securities			627,077
	(Cost $644,398)
OTHER PREFERRED SECURITIES – 3.3%
	Capital Markets – 0.8%
15,109	Dividend 15 Split Corp	5.25%	12/01/19	115,963
	Diversified Financial Services – 1.6%
38,084	FirstRand Ltd., Series B, South Africa Prime Overdraft Rate x 0.68% (g)	6.97%	(f)	217,940
	Insurance – 0.9%
62,671	General Accident PLC	8.88%	(f)	124,065
	Total Other Preferred Securities			457,968
	(Cost $476,064)

Total Investments – 99.8%	13,827,434
(Cost $14,151,508) (h)
Net Other Assets and Liabilities – 0.2%	27,850
Net Assets – 100.0%	$13,855,284

(a)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At June 30, 2018, securities noted as such are valued at $0 or 0.0% of net assets.
(c)	Non-income producing security.
(d)	Par value shown is denominated in USD. The actual par value may be denominated in a foreign currency.
(e)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at June 30, 2018. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(f)	Perpetual maturity.
(g)	Floating rate security.
(h)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $181,888 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $505,962. The net unrealized depreciation was $324,074.
See Notes to Portfolio of Investments

International Multi-Asset Diversified Income Index Fund (YDIV)
Portfolio of Investments (Continued)
June 30, 2018 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 6/30/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 5,522,388	$ 5,522,388	$ —	$ —
Exchange-Traded Funds*	2,781,422	2,781,422	—	—
Real Estate Investment Trusts*	2,770,157	2,770,157	—	—
Rights*	—**	—	—**	—
$25 Par Preferred Securities*	1,668,422	1,668,422	—	—
$100 Par Preferred Securities*	627,077	627,077	—	—
Other Preferred Securities*	457,968	457,968	—	—
Total Investments	$ 13,827,434	$ 13,827,434	$—**	$—

*	See Portfolio of Investments for industry breakout.
**	Investment is valued at $0.
All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at June 30, 2018.
See Notes to Portfolio of Investments

International Multi-Asset Diversified Income Index Fund (YDIV)
Portfolio of Investments (Continued)
June 30, 2018 (Unaudited)
Currency Exposure Diversification	% of Total Investments
CAD	25.2%
USD	20.1
AUD	13.1
EUR	11.4
SGD	6.6
GBP	5.2
HKD	3.9
TWD	2.9
SEK	2.6
NZD	2.1
THB	1.6
ZAR	1.6
RUB	1.0
NOK	0.8
CZK	0.8
MYR	0.7
CHF	0.4
Total	100.0%

Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Republic Koruna
EUR	Euro
GBP	British Pound Sterling
HKD	Hong Kong Dollar
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand
See Notes to Portfolio of Investments

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments
June 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 100.2%
	Aerospace & Defense – 2.9%
18,095	HEICO Corp., Class A	$1,102,890
9,561	Moog, Inc., Class A	745,376
		1,848,266
	Airlines – 0.8%
1,365	Copa Holdings S.A., Class A	129,156
9,923	Hawaiian Holdings, Inc.	356,732
		485,888
	Auto Components – 2.0%
47,229	Gentex Corp.	1,087,212
793	Lear Corp.	147,347
		1,234,559
	Banks – 4.9%
14,252	Bank of America Corp.	401,764
2,664	Banner Corp.	160,186
20,221	CIT Group, Inc.	1,019,341
5,038	JPMorgan Chase & Co. (a)	524,959
13,211	Webster Financial Corp.	841,541
2,839	Wells Fargo & Co.	157,394
		3,105,185
	Biotechnology – 4.8%
2,718	AbbVie, Inc.	251,823
6,329	Amgen, Inc.	1,168,270
5,734	Enanta Pharmaceuticals, Inc. (b)	664,571
12,903	Gilead Sciences, Inc. (a)	914,048
		2,998,712
	Communications Equipment – 2.3%
23,999	Cisco Systems, Inc.	1,032,677
5,434	InterDigital, Inc.	439,611
		1,472,288
	Consumer Finance – 0.3%
1,691	Capital One Financial Corp. (a)	155,403
	Containers & Packaging – 0.7%
8,012	Sonoco Products Co.	420,630
	Diversified Financial Services – 0.9%
3,173	Berkshire Hathaway, Inc., Class B (b)	592,240
	Diversified Telecommunication Services – 3.2%
26,584	AT&T, Inc.	853,612
22,785	Verizon Communications, Inc.	1,146,314
		1,999,926
	Electrical Equipment – 0.6%
4,031	Generac Holdings, Inc. (b)	208,523
2,051	Regal Beloit Corp.	167,772
		376,295
	Electronic Equipment, Instruments & Components – 0.2%
5,610	Jabil, Inc.	155,173
	Food & Staples Retailing – 3.7%
9,394	US Foods Holding Corp. (b)	355,281
See Notes to Portfolio of Investments

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
June 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Food & Staples Retailing (Continued)
14,367	Walgreens Boots Alliance, Inc. (a)	$862,236
12,917	Walmart, Inc.	1,106,341
		2,323,858
	Health Care Equipment & Supplies – 0.7%
5,110	Medtronic PLC	437,467
	Health Care Providers & Services – 7.4%
2,554	Anthem, Inc.	607,929
6,200	Cigna Corp.	1,053,690
10,145	Encompass Health Corp.	687,019
753	Humana, Inc.	224,115
34,106	Premier, Inc., Class A (b)	1,240,776
9,681	Tenet Healthcare Corp. (b)	324,991
2,069	WellCare Health Plans, Inc. (b)	509,471
		4,647,991
	Hotels, Restaurants & Leisure – 4.1%
24,916	Brinker International, Inc.	1,186,002
5,181	Cheesecake Factory (The), Inc.	285,266
2,826	Jack in the Box, Inc.	240,549
9,128	Las Vegas Sands Corp.	697,014
4,533	Penn National Gaming, Inc. (b)	152,263
		2,561,094
	Household Durables – 1.7%
3,704	Lennar Corp., Class B	158,124
250	NVR, Inc. (a) (b)	742,587
9,642	TRI Pointe Group, Inc. (b)	157,743
		1,058,454
	Household Products – 3.7%
17,701	Colgate-Palmolive Co.	1,147,202
14,951	Procter & Gamble (The) Co.	1,167,075
		2,314,277
	Independent Power and Renewable Electricity Producers – 0.3%
11,218	NRG Yield, Inc., Class A	191,267
	Internet & Direct Marketing Retail – 3.2%
597	Amazon.com, Inc. (b)	1,014,781
479	Booking Holdings, Inc. (b)	970,976
		1,985,757
	Internet Software & Services – 5.7%
799	Alphabet, Inc., Class A (b)	902,222
469	Alphabet, Inc., Class C (b)	523,240
10,284	Facebook, Inc., Class A (a) (b)	1,998,387
3,142	Twilio, Inc., Class A (b)	176,015
		3,599,864
	IT Services – 4.0%
6,495	International Business Machines Corp.	907,352
9,520	Syntel, Inc. (b)	305,497
45,923	Travelport Worldwide Ltd.	851,412
3,407	Visa, Inc., Class A	451,257
		2,515,518
See Notes to Portfolio of Investments

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
June 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery – 2.1%
25,746	Allison Transmission Holdings, Inc.	$1,042,456
3,793	Watts Water Technologies, Inc., Class A	297,371
		1,339,827
	Media – 3.9%
8,872	Cinemark Holdings, Inc.	311,230
11,556	Comcast Corp., Class A	379,152
16,493	John Wiley & Sons, Inc., Class A	1,029,163
29,100	Lions Gate Entertainment Corp., Class A	722,262
		2,441,807
	Metals & Mining – 2.0%
6,376	Reliance Steel & Aluminum Co.	558,155
15,292	Steel Dynamics, Inc.	702,667
		1,260,822
	Multiline Retail – 0.3%
2,132	Dillard’s, Inc., Class A	201,474
	Oil, Gas & Consumable Fuels – 12.8%
12,662	Chevron Corp. (a)	1,600,857
13,259	ConocoPhillips	923,092
3,515	Continental Resources Inc. (b)	227,632
21,551	Exxon Mobil Corp. (a)	1,782,914
8,786	HollyFrontier Corp.	601,226
49,392	Kosmos Energy Ltd. (b)	408,472
15,799	Laredo Petroleum, Inc. (b)	151,986
5,078	Murphy Oil Corp.	171,484
9,265	Parsley Energy, Inc., Class A (b)	280,544
7,895	PBF Energy, Inc., Class A	331,037
1,316	Phillips 66	147,800
9,388	Valero Energy Corp.	1,040,472
7,489	Whiting Petroleum Corp. (b)	394,820
		8,062,336
	Personal Products – 0.7%
5,376	Herbalife Nutrition Ltd. (b)	288,799
1,485	USANA Health Sciences, Inc. (b)	171,220
		460,019
	Pharmaceuticals – 0.8%
4,161	Johnson & Johnson (a)	504,896
	Real Estate Management & Development – 3.2%
5,630	Jones Lang LaSalle, Inc.	934,524
76,017	Newmark Group, Inc., Class A	1,081,722
		2,016,246
	Road & Rail – 0.3%
2,487	CSX Corp.	158,621
	Semiconductors & Semiconductor Equipment – 3.3%
13,032	Applied Materials, Inc.	601,948
7,452	Intel Corp. (a)	370,439
9,991	Texas Instruments, Inc. (a)	1,101,508
		2,073,895
See Notes to Portfolio of Investments

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
June 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software – 2.0%
11,017	Microsoft Corp.	$1,086,386
4,279	Oracle Corp.	188,533
		1,274,919
	Specialty Retail – 3.4%
35,734	GameStop Corp., Class A	520,644
8,544	Guess?, Inc.	182,842
4,094	Signet Jewelers Ltd.	228,240
12,756	TJX (The) Cos., Inc.	1,214,116
		2,145,842
	Technology Hardware, Storage & Peripherals – 3.4%
7,309	Apple, Inc. (a)	1,352,969
34,285	HP, Inc.	777,927
		2,130,896
	Tobacco – 1.8%
19,995	Altria Group, Inc. (a)	1,135,516
	Trading Companies & Distributors – 2.1%
27,467	HD Supply Holdings, Inc. (b)	1,178,059
5,758	Univar, Inc. (b)	151,090
		1,329,149
	Total Investments – 100.2%	63,016,377
	(Cost $60,867,706) (c)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
CALL OPTIONS WRITTEN – (1.0)%
24	S&P 500® Index	$6,524,088	$2,675.00	Jul 2018	(184,800)
20	S&P 500® Index	5,436,740	2,775.00	Jul 2018	(15,060)
40	S&P 500® Index	10,873,480	2,725.00	Aug 2018	(186,000)
20	S&P 500® Index	5,436,740	2,775.00	Aug 2018	(40,400)
19	S&P 500® Index	5,164,903	2,750.00	Sep 2018	(108,110)
37	S&P 500® Index	10,057,969	2,800.00	Sep 2018	(98,346)
	Total Call Options Written				(632,716)
	(Premiums received $780,093)

Net Other Assets and Liabilities – 0.8%	496,700
Net Assets – 100.0%	$62,880,361

(a)	All or a portion of this security is pledged to cover index options written.
(b)	Non-income producing security.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $3,663,024 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,366,976. The net unrealized appreciation was $2,296,048. The amounts presented are inclusive of derivative contracts.
See Notes to Portfolio of Investments

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
June 30, 2018 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
ASSETS TABLE
	Total Value at 6/30/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 63,016,377	$ 63,016,377	$ —	$ —
LIABILITIES TABLE
	Total Value at 6/30/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$ (632,716)	$ (632,716)	$ —	$ —

*	See Portfolio of Investments for industry breakout.
All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at June 30, 2018.
See Notes to Portfolio of Investments

First Trust Hedged BuyWrite Income ETF (FTLB)
Portfolio of Investments
June 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.1%
	Aerospace & Defense – 2.9%
3,825	HEICO Corp., Class A	$233,134
2,026	Moog, Inc., Class A	157,947
		391,081
	Airlines – 0.8%
289	Copa Holdings S.A., Class A	27,345
2,099	Hawaiian Holdings, Inc.	75,459
		102,804
	Auto Components – 1.9%
9,998	Gentex Corp.	230,154
168	Lear Corp.	31,216
		261,370
	Banks – 4.9%
3,013	Bank of America Corp.	84,937
563	Banner Corp.	33,853
4,273	CIT Group, Inc.	215,402
1,067	JPMorgan Chase & Co. (a)	111,181
2,793	Webster Financial Corp.	177,914
601	Wells Fargo & Co.	33,320
		656,607
	Biotechnology – 4.7%
575	AbbVie, Inc. (a)	53,274
1,336	Amgen, Inc.	246,612
1,212	Enanta Pharmaceuticals, Inc. (b)	140,471
2,728	Gilead Sciences, Inc. (a)	193,252
		633,609
	Communications Equipment – 2.3%
5,089	Cisco Systems, Inc. (a)	218,980
1,150	InterDigital, Inc.	93,035
		312,015
	Consumer Finance – 0.2%
359	Capital One Financial Corp. (a)	32,992
	Containers & Packaging – 0.7%
1,694	Sonoco Products Co.	88,935
	Diversified Financial Services – 0.9%
672	Berkshire Hathaway, Inc., Class B (b)	125,429
	Diversified Telecommunication Services – 3.2%
5,626	AT&T, Inc.	180,651
4,827	Verizon Communications, Inc.	242,846
		423,497
	Electrical Equipment – 0.6%
854	Generac Holdings, Inc. (b)	44,178
434	Regal Beloit Corp.	35,501
		79,679
	Electronic Equipment, Instruments & Components – 0.2%
1,187	Jabil, Inc. (a)	32,832
	Food & Staples Retailing – 3.7%
1,990	US Foods Holding Corp. (b)	75,262
See Notes to Portfolio of Investments

First Trust Hedged BuyWrite Income ETF (FTLB)
Portfolio of Investments (Continued)
June 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Food & Staples Retailing (Continued)
3,040	Walgreens Boots Alliance, Inc. (a)	$182,445
2,726	Walmart, Inc. (a)	233,482
		491,189
	Health Care Equipment & Supplies – 0.7%
1,081	Medtronic PLC	92,544
	Health Care Providers & Services – 7.3%
540	Anthem, Inc.	128,536
1,310	Cigna Corp.	222,634
2,148	Encompass Health Corp. (a)	145,463
158	Humana, Inc.	47,026
7,224	Premier, Inc., Class A (b)	262,809
2,051	Tenet Healthcare Corp. (b)	68,852
436	WellCare Health Plans, Inc. (b)	107,361
		982,681
	Hotels, Restaurants & Leisure – 4.0%
5,277	Brinker International, Inc.	251,185
1,095	Cheesecake Factory (The), Inc.	60,291
599	Jack in the Box, Inc.	50,987
1,932	Las Vegas Sands Corp.	147,527
961	Penn National Gaming, Inc. (b)	32,280
		542,270
	Household Durables – 1.6%
783	Lennar Corp., Class B	33,426
51	NVR, Inc. (a) (b)	151,488
2,037	TRI Pointe Group, Inc. (b)	33,325
		218,239
	Household Products – 3.6%
3,746	Colgate-Palmolive Co.	242,778
3,165	Procter & Gamble (The) Co. (a)	247,060
		489,838
	Independent Power and Renewable Electricity Producers – 0.3%
2,373	NRG Yield, Inc., Class A	40,460
	Internet & Direct Marketing Retail – 3.1%
124	Amazon.com, Inc. (b)	210,775
99	Booking Holdings, Inc. (b)	200,682
		411,457
	Internet Software & Services – 5.7%
169	Alphabet, Inc., Class A (a) (b)	190,833
98	Alphabet, Inc., Class C (b)	109,334
2,175	Facebook, Inc., Class A (a) (b)	422,646
664	Twilio, Inc., Class A (b)	37,197
		760,010
	IT Services – 4.0%
1,377	International Business Machines Corp.	192,367
2,015	Syntel, Inc. (b)	64,662
9,721	Travelport Worldwide Ltd.	180,227
720	Visa, Inc., Class A	95,364
		532,620
See Notes to Portfolio of Investments

First Trust Hedged BuyWrite Income ETF (FTLB)
Portfolio of Investments (Continued)
June 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery – 2.1%
5,452	Allison Transmission Holdings, Inc.	$220,751
803	Watts Water Technologies, Inc., Class A	62,955
		283,706
	Media – 3.8%
1,875	Cinemark Holdings, Inc.	65,775
2,446	Comcast Corp., Class A	80,253
3,490	John Wiley & Sons, Inc., Class A	217,776
6,141	Lions Gate Entertainment Corp., Class A	152,420
		516,224
	Metals & Mining – 2.0%
1,354	Reliance Steel & Aluminum Co.	118,529
3,243	Steel Dynamics, Inc.	149,016
		267,545
	Multiline Retail – 0.3%
448	Dillard’s, Inc., Class A	42,336
	Oil, Gas & Consumable Fuels – 12.7%
2,677	Chevron Corp. (a)	338,453
2,805	ConocoPhillips	195,284
743	Continental Resources Inc. (b)	48,117
4,560	Exxon Mobil Corp. (a)	377,249
1,860	HollyFrontier Corp.	127,280
10,450	Kosmos Energy Ltd. (b)	86,421
3,328	Laredo Petroleum, Inc. (b)	32,015
1,071	Murphy Oil Corp.	36,168
1,957	Parsley Energy, Inc., Class A (b)	59,258
1,671	PBF Energy, Inc., Class A	70,065
278	Phillips 66	31,222
1,989	Valero Energy Corp. (a)	220,441
1,585	Whiting Petroleum Corp. (b)	83,561
		1,705,534
	Personal Products – 0.7%
1,138	Herbalife Nutrition Ltd. (b)	61,133
313	USANA Health Sciences, Inc. (b)	36,089
		97,222
	Pharmaceuticals – 0.8%
879	Johnson & Johnson (a)	106,658
	Real Estate Management & Development – 3.2%
1,189	Jones Lang LaSalle, Inc.	197,362
16,128	Newmark Group, Inc., Class A (a)	229,502
		426,864
	Road & Rail – 0.2%
527	CSX Corp.	33,612
	Semiconductors & Semiconductor Equipment – 3.3%
2,763	Applied Materials, Inc.	127,623
1,581	Intel Corp. (a)	78,592
2,121	Texas Instruments, Inc. (a)	233,840
		440,055
See Notes to Portfolio of Investments

First Trust Hedged BuyWrite Income ETF (FTLB)
Portfolio of Investments (Continued)
June 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software – 2.0%
2,331	Microsoft Corp.	$229,860
904	Oracle Corp.	39,830
		269,690
	Specialty Retail – 3.4%
7,581	GameStop Corp., Class A	110,455
1,813	Guess?, Inc.	38,798
866	Signet Jewelers Ltd.	48,280
2,701	TJX (The) Cos., Inc.	257,081
		454,614
	Technology Hardware, Storage & Peripherals – 3.4%
1,547	Apple, Inc. (a)	286,365
7,248	HP, Inc.	164,457
		450,822
	Tobacco – 1.8%
4,226	Altria Group, Inc. (a)	239,995
	Trading Companies & Distributors – 2.1%
5,808	HD Supply Holdings, Inc. (b)	249,105
1,216	Univar, Inc. (b)	31,908
		281,013
	Total Investments – 99.1%	13,318,048
	(Cost $13,087,344) (c)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PUT OPTIONS PURCHASED – 0.6%
3	S&P 500® Index	$815,511	$2,400.00	Sep 2018	4,530
3	S&P 500® Index	815,511	2,450.00	Sep 2018	4,860
7	S&P 500® Index	1,902,859	2,500.00	Dec 2018	35,630
6	S&P 500® Index	1,631,022	2,450.00	Mar 2019	38,550
	Total Put Options Purchased				83,570
	(Cost $106,850)
CALL OPTIONS WRITTEN – (0.9)%
2	S&P 500® Index	543,674	2,675.00	Jul 2018	(15,400)
3	S&P 500® Index	815,511	2,775.00	Jul 2018	(2,259)
5	S&P 500® Index	1,359,185	2,725.00	Aug 2018	(23,250)
4	S&P 500® Index	1,087,348	2,775.00	Aug 2018	(8,080)
4	S&P 500® Index	1,087,348	2,750.00	Sep 2018	(22,760)
5	S&P 500® Index	1,359,185	2,800.00	Sep 2018	(13,290)
4	S&P 500® Index	1,087,348	2,775.00	Oct 2018	(20,760)
5	S&P 500® Index	1,359,185	2,800.00	Oct 2018	(22,650)
	Total Call Options Written				(128,449)
	(Premiums received $154,095)

Net Other Assets and Liabilities – 1.2%	159,322
Net Assets – 100.0%	$13,432,491

(a)	All or a portion of this security is pledged to cover index options written.
(b)	Non-income producing security.
See Notes to Portfolio of Investments

First Trust Hedged BuyWrite Income ETF (FTLB)
Portfolio of Investments (Continued)
June 30, 2018 (Unaudited)
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $474,714 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $241,644. The net unrealized appreciation was $233,070. The amounts presented are inclusive of derivative contracts.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
ASSETS TABLE
	Total Value at 6/30/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 13,318,048	$ 13,318,048	$ —	$ —
Put Options Purchased	83,570	83,570	—	—
Total	$ 13,401,618	$ 13,401,618	$—	$—
LIABILITIES TABLE
	Total Value at 6/30/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$ (128,449)	$ (128,449)	$ —	$ —

*	See Portfolio of Investments for industry breakout.
All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at June 30, 2018.
See Notes to Portfolio of Investments

First Trust Rising Dividend Achievers ETF (RDVY)
Portfolio of Investments
June 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.9%
	Aerospace & Defense – 8.0%
31,272	Boeing (The) Co.	$10,492,069
56,869	General Dynamics Corp.	10,600,950
50,785	Huntington Ingalls Industries, Inc.	11,009,680
34,495	Northrop Grumman Corp.	10,614,112
		42,716,811
	Airlines – 4.0%
175,682	Alaska Air Group, Inc.	10,609,436
213,013	Southwest Airlines Co.	10,838,101
		21,447,537
	Auto Components – 3.8%
440,135	Gentex Corp.	10,131,908
55,190	Lear Corp.	10,254,854
		20,386,762
	Banks – 5.9%
379,842	Bank of America Corp.	10,707,746
103,000	JPMorgan Chase & Co.	10,732,600
77,298	PNC Financial Services Group (The), Inc.	10,442,960
		31,883,306
	Capital Markets – 11.7%
75,285	Ameriprise Financial, Inc.	10,530,866
195,591	Bank of New York Mellon (The) Corp.	10,548,223
21,230	BlackRock, Inc.	10,594,619
65,556	CME Group, Inc.	10,745,939
216,607	Morgan Stanley	10,267,172
88,951	T Rowe Price Group, Inc.	10,326,321
		63,013,140
	Communications Equipment – 2.0%
252,327	Cisco Systems, Inc.	10,857,631
	Consumer Finance – 2.0%
148,895	Discover Financial Services	10,483,697
	Food & Staples Retailing – 2.1%
53,593	Costco Wholesale Corp.	11,199,865
	Food Products – 4.2%
306,603	Hormel Foods Corp.	11,408,698
107,453	Sanderson Farms, Inc.	11,298,683
		22,707,381
	Health Care Providers & Services – 5.9%
117,845	AmerisourceBergen Corp.	10,048,643
45,510	Anthem, Inc.	10,832,745
36,287	Humana, Inc.	10,800,100
		31,681,488
Shares	Description	Value

	Hotels, Restaurants & Leisure – 1.8%
194,903	Starbucks Corp.	$9,521,011
	Insurance – 10.0%
243,752	Aflac, Inc.	10,486,211
116,049	Assurant, Inc.	12,009,911
164,895	Lincoln National Corp.	10,264,714
196,290	Principal Financial Group, Inc.	10,393,555
112,827	Prudential Financial, Inc.	10,550,453
		53,704,844
	IT Services – 6.1%
68,226	Accenture PLC, Class A	11,161,091
79,606	Automatic Data Processing, Inc.	10,678,349
139,038	Cognizant Technology Solutions Corp., Class A	10,982,612
		32,822,052
	Media – 4.2%
472,356	Interpublic Group of (The) Cos., Inc.	11,072,024
147,921	Omnicom Group, Inc.	11,281,935
		22,353,959
	Oil, Gas & Consumable Fuels – 2.0%
95,779	Valero Energy Corp.	10,615,187
	Professional Services – 1.9%
119,923	ManpowerGroup, Inc.	10,320,573
	Semiconductors & Semiconductor Equipment – 7.8%
61,975	Lam Research Corp.	10,712,379
41,699	NVIDIA Corp.	9,878,493
108,741	Skyworks Solutions, Inc.	10,509,818
96,181	Texas Instruments, Inc.	10,603,955
		41,704,645
	Specialty Retail – 10.2%
149,574	Best Buy Co., Inc.	11,155,229
194,584	Foot Locker, Inc.	10,244,848
131,730	Ross Stores, Inc.	11,164,117
116,914	TJX (The) Cos., Inc.	11,127,875
179,558	Williams-Sonoma, Inc.	11,021,270
		54,713,339
	Technology Hardware, Storage & Peripherals – 4.1%
58,762	Apple, Inc.	10,877,434
143,785	NetApp, Inc.	11,291,436
		22,168,870

See Notes to Portfolio of Investments

First Trust Rising Dividend Achievers ETF (RDVY)
Portfolio of Investments (Continued)
June 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Textiles, Apparel & Luxury Goods – 2.2%
147,262	NIKE, Inc., Class B	$11,733,836
	Total Investments – 99.9%	536,035,934
	(Cost $524,533,500) (a)
	Net Other Assets and Liabilities – 0.1%	748,170
	Net Assets – 100.0%	$536,784,104

(a)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $32,290,693 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $20,788,259. The net unrealized appreciation was $11,502,434.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 6/30/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 536,035,934	$ 536,035,934	$ —	$ —

*	See Portfolio of Investments for industry breakout.
All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at June 30, 2018.
See Notes to Portfolio of Investments

First Trust Dorsey Wright Focus 5 ETF (FV)
Portfolio of Investments
June 30, 2018 (Unaudited)
Shares	Description	Value
EXCHANGE-TRADED FUNDS – 99.9%
	Capital Markets (a) – 99.9%
4,517,879	First Trust Dow Jones Internet Index Fund (b)	$621,886,044
12,708,416	First Trust Industrials/Producer Durables AlphaDEX® Fund	496,899,065
17,550,371	First Trust Nasdaq Bank ETF	500,097,822
6,567,945	First Trust NASDAQ-100- Technology Sector Index Fund	506,125,842
9,355,655	First Trust Technology AlphaDEX® Fund	526,442,707
	Total Investments – 99.9%	2,651,451,480
	(Cost $2,051,228,827) (c)
	Net Other Assets and Liabilities – 0.1%	2,881,010
	Net Assets – 100.0%	$2,654,332,490

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $600,222,653 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $0. The net unrealized appreciation was $600,222,653.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 6/30/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 2,651,451,480	$ 2,651,451,480	$ —	$ —

*	See Portfolio of Investments for industry breakout.
All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at June 30, 2018.
See Notes to Portfolio of Investments

First Trust RBA American Industrial Renaissance® ETF (AIRR)
Portfolio of Investments
June 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 100.0%
	Banks – 10.3%
17,400	1st Source Corp.	$929,682
36,684	Associated Banc-Corp.	1,001,473
20,260	Bryn Mawr Bank Corp.	938,038
16,239	Chemical Financial Corp.	904,025
62,425	First Commonwealth Financial Corp.	968,212
21,157	First Merchants Corp.	981,685
36,118	First Midwest Bancorp, Inc.	919,925
68,153	FNB Corp.	914,613
50,938	Fulton Financial Corp.	840,477
26,142	German American Bancorp, Inc.	937,191
16,709	Heartland Financial USA, Inc.	916,489
18,845	Lakeland Financial Corp.	908,141
21,325	MB Financial, Inc.	995,877
25,411	Mercantile Bank Corp.	939,191
27,029	MidWestOne Financial Group, Inc.	913,040
52,747	Old National Bancorp	981,094
8,489	Park National Corp.	945,844
24,936	Peoples Bancorp, Inc.	942,082
21,692	S&T Bancorp, Inc.	937,962
10,048	Wintrust Financial Corp.	874,678
		18,689,719
	Commercial Services & Supplies – 9.9%
117,833	Clean Harbors, Inc. (a)	6,545,623
372,779	Covanta Holding Corp.	6,150,854
57,460	Heritage-Crystal Clean, Inc. (a)	1,154,946
65,667	US Ecology, Inc.	4,182,988
		18,034,411
	Construction & Engineering – 31.8%
97,274	Aegion Corp. (a)	2,504,806
159,131	Ameresco, Inc., Class A (a)	1,909,572
133,542	Argan, Inc.	5,468,545
124,565	Comfort Systems USA, Inc.	5,705,077
52,600	Dycom Industries, Inc. (a)	4,971,226
70,193	EMCOR Group, Inc.	5,347,303
102,303	Granite Construction, Inc.	5,694,185
122,679	MasTec, Inc. (a)	6,225,959
78,380	MYR Group, Inc. (a)	2,779,355
52,750	NV5 Global, Inc. (a)	3,655,575
213,836	Primoris Services Corp.	5,822,754
196,799	Sterling Construction Co., Inc. (a)	2,564,291
270,730	Tutor Perini Corp. (a)	4,994,968
		57,643,616
	Electrical Equipment – 11.2%
301,353	Atkore International Group, Inc. (a)	6,259,102
60,008	Encore Wire Corp.	2,847,379
120,000	Generac Holdings, Inc. (a)	6,207,600
Shares	Description	Value

	Electrical Equipment (Continued)
46,361	Hubbell, Inc.	$4,902,212
		20,216,293
	Machinery – 36.8%
38,686	American Railcar Industries, Inc.	1,527,323
97,793	Astec Industries, Inc.	5,848,022
88,043	Blue Bird Corp. (a)	1,967,761
72,745	Douglas Dynamics, Inc.	3,491,760
257,540	Evoqua Water Technologies Corp. (a)	5,279,570
186,797	Federal Signal Corp.	4,350,502
105,550	Global Brass & Copper Holdings, Inc.	3,308,993
126,359	Greenbrier (The) Cos., Inc.	6,665,437
536,023	Mueller Water Products, Inc., Class A	6,282,190
45,537	Proto Labs, Inc. (a)	5,416,626
45,516	RBC Bearings, Inc. (a)	5,862,916
192,932	Spartan Motors, Inc.	2,913,273
165,179	SPX Corp. (a)	5,789,524
99,841	TriMas Corp. (a)	2,935,325
270,005	Wabash National Corp.	5,038,293
		66,677,515
	Total Investments – 100.0%	181,261,554
	(Cost $176,410,963) (b)
	Net Other Assets and Liabilities – 0.0%	77,650
	Net Assets – 100.0%	$181,339,204

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $13,941,847 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $9,091,256. The net unrealized appreciation was $4,850,591.

See Notes to Portfolio of Investments

First Trust RBA American Industrial Renaissance® ETF (AIRR)
Portfolio of Investments (Continued)
June 30, 2018 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 6/30/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 181,261,554	$ 181,261,554	$ —	$ —

*	See Portfolio of Investments for industry breakout.
All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at June 30, 2018.
See Notes to Portfolio of Investments

First Trust RBA Quality Income ETF (QINC)
Portfolio of Investments
June 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 88.1%
	Automobiles – 3.2%
7,386	Toyota Motor Corp., ADR	$951,391
	Banks – 19.1%
11,369	Bank of Hawaii Corp.	948,402
3,738	City Holding Co.	281,210
10,204	Community Bank System, Inc.	602,750
3,620	Community Trust Bancorp, Inc.	180,819
6,860	First Busey Corp.	217,599
55,594	Fulton Financial Corp.	917,301
7,267	NBT Bancorp, Inc.	277,236
59,098	People’s United Financial, Inc.	1,069,083
50,396	Umpqua Holdings Corp.	1,138,446
		5,632,846
	Capital Markets – 5.5%
29,705	Federated Investors, Inc., Class B	692,721
34,631	Invesco, Ltd.	919,799
		1,612,520
	Chemicals – 4.1%
10,855	LyondellBasell Industries N.V., Class A	1,192,422
	Diversified Telecommunication Services – 1.8%
20,115	Telekomunikasi Indonesia Persero Tbk PT, ADR	523,191
	Electric Utilities – 13.4%
10,079	ALLETE, Inc.	780,215
17,243	Alliant Energy Corp.	729,724
11,252	Eversource Energy	659,480
8,386	IDACORP, Inc.	773,525
5,590	Otter Tail Corp.	266,084
9,186	Pinnacle West Capital Corp.	740,024
		3,949,052
	Food & Staples Retailing – 1.0%
5,703	Weis Markets, Inc.	304,198
	Gas Utilities – 2.7%
10,608	Southwest Gas Holdings, Inc.	809,072
	Health Care Providers & Services – 7.5%
15,542	CVS Health Corp.	1,000,128
2,870	National HealthCare Corp.	201,990
44,421	Patterson Cos., Inc.	1,007,024
		2,209,142
	Hotels, Restaurants & Leisure – 6.9%
6,387	Cracker Barrel Old Country Store, Inc.	997,713
6,596	McDonald’s Corp.	1,033,527
		2,031,240
Shares	Description	Value

	IT Services – 4.3%
18,639	Paychex, Inc.	$1,273,976
	Multi-Utilities – 7.5%
9,086	Consolidated Edison, Inc.	708,526
11,389	Vectren Corp.	813,744
10,709	WEC Energy Group, Inc.	692,337
		2,214,607
	Pharmaceuticals – 3.7%
14,219	Novartis AG, ADR	1,074,103
	Thrifts & Mortgage Finance – 0.6%
19,252	TrustCo Bank Corp.	171,343
	Trading Companies & Distributors – 6.8%
21,624	Fastenal Co.	1,040,763
5,319	Watsco, Inc.	948,271
		1,989,034
	Total Common Stocks	25,938,137
	(Cost $26,428,012)
REAL ESTATE INVESTMENT TRUSTS – 11.8%
	Equity Real Estate Investment Trusts – 11.8%
19,612	EPR Properties	1,270,661
13,264	National Health Investors, Inc.	977,292
27,505	National Retail Properties, Inc.	1,209,120
	Total Real Estate Investment Trusts	3,457,073
	(Cost $3,026,339)
	Total Investments – 99.9%	29,395,210
	(Cost $29,454,351) (a)
	Net Other Assets and Liabilities – 0.1%	36,763
	Net Assets – 100.0%	$29,431,973

(a)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $997,099 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,056,240. The net unrealized depreciation was $59,141.

ADR	American Depositary Receipt

See Notes to Portfolio of Investments

First Trust RBA Quality Income ETF (QINC)
Portfolio of Investments (Continued)
June 30, 2018 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 6/30/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 25,938,137	$ 25,938,137	$ —	$ —
Real Estate Investment Trusts*	3,457,073	3,457,073	—	—
Total Investments	$ 29,395,210	$ 29,395,210	$—	$—

*	See Portfolio of Investments for industry breakout.
All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at June 30, 2018.
See Notes to Portfolio of Investments

First Trust Dorsey Wright International Focus 5 ETF (IFV)
Portfolio of Investments
June 30, 2018 (Unaudited)
Shares	Description	Value
EXCHANGE-TRADED FUNDS – 99.9%
	Capital Markets (a) – 99.9%
6,543,711	First Trust BICK Index Fund	$177,727,191
4,817,780	First Trust Chindia ETF	185,677,241
3,038,358	First Trust Developed Markets ex-US AlphaDEX® Fund	181,845,726
3,859,902	First Trust Germany AlphaDEX® Fund	177,787,086
3,398,856	First Trust Switzerland AlphaDEX® Fund	170,520,606
	Total Investments – 99.9%	893,557,850
	(Cost $826,908,097) (b)
	Net Other Assets and Liabilities – 0.1%	792,592
	Net Assets – 100.0%	$894,350,442

(a)	Represents investments in affiliated funds.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $66,649,753 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $0. The net unrealized appreciation was $66,649,753.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 6/30/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 893,557,850	$ 893,557,850	$ —	$ —

*	See Portfolio of Investments for industry breakout.
All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at June 30, 2018.
See Notes to Portfolio of Investments

First Trust Dorsey Wright Dynamic Focus 5 ETF (FVC)
Portfolio of Investments
June 30, 2018 (Unaudited)
Shares	Description	Value
EXCHANGE-TRADED FUNDS – 99.9%
	Capital Markets (a) – 99.9%
910,913	First Trust Dow Jones Internet Index Fund (b)	$125,387,175
2,562,240	First Trust Industrials/Producer Durables AlphaDEX® Fund	100,183,584
3,538,449	First Trust Nasdaq Bank ETF	100,828,104
1,324,174	First Trust NASDAQ-100- Technology Sector Index Fund	102,040,848
1,886,291	First Trust Technology AlphaDEX® Fund	106,141,595
	Total Investments – 99.9%	534,581,306
	(Cost $448,406,641) (c)
	Net Other Assets and Liabilities – 0.1%	479,506
	Net Assets – 100.0%	$535,060,812

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $86,174,665 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $0. The net unrealized appreciation was $86,174,665.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 6/30/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$ 534,581,306	$ 534,581,306	$ —	$ —

*	See Portfolio of Investments for industry breakout.
All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at June 30, 2018.
See Notes to Portfolio of Investments

Notes to Portfolio of Investments
First Trust Exchange-Traded Fund VI
June 30, 2018 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund VI (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on June 4, 2012, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of twenty-eight exchange-traded funds that are offering shares. This report covers the eleven funds listed below (each a “Fund” and collectively, the “Funds”).
First Trust NASDAQ Technology Dividend Index Fund – (The Nasdaq Stock Market LLC (“Nasdaq”) ticker “TDIV”)
Multi-Asset Diversified Income Index Fund – (Nasdaq ticker “MDIV”)
International Multi-Asset Diversified Income Index Fund – (Nasdaq ticker “YDIV”)
First Trust BuyWrite Income ETF – (Nasdaq ticker “FTHI”)(1)
First Trust Hedged BuyWrite Income ETF – (Nasdaq ticker “FTLB”)(2)
First Trust Rising Dividend Achievers ETF – (Nasdaq ticker “RDVY”)
First Trust Dorsey Wright Focus 5 ETF – (Nasdaq ticker “FV”)
First Trust RBA American Industrial Renaissance® ETF – (Nasdaq ticker “AIRR”)
First Trust RBA Quality Income ETF – (Nasdaq ticker “QINC”)
First Trust Dorsey Wright International Focus 5 ETF – (Nasdaq ticker “IFV”)
First Trust Dorsey Wright Dynamic Focus 5 ETF – (Nasdaq ticker “FVC”)
(1)Effective on December 14, 2017, First Trust High Income ETF changed its name to First Trust BuyWrite Income ETF. The Fund’s ticker symbol was not changed.
(2)Effective on December 14, 2017, First Trust Low Beta Income ETF changed its name to First Trust Hedged BuyWrite Income ETF. The Fund’s ticker symbol was not changed.
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”
2. Valuation and Investment Practices
A. Portfolio Valuation
Each Fund’s net asset value (“NAV”) is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks, master limited partnerships, real estate investment trusts, and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.
Shares of open-end funds are valued at fair value which is based on NAV per share.
Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Exchange-traded options contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are fair valued at the mean of their most recent bid and asked price,

Notes to Portfolio of Investments (Continued)
First Trust Exchange-Traded Fund VI
June 30, 2018 (Unaudited)
if available, and otherwise at their closing bid price. Over-the-counter options contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
1)	the credit conditions in the relevant market and changes thereto;
2)	the liquidity conditions in the relevant market and changes thereto;
3)	the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
4)	issuer-specific conditions (such as significant credit deterioration); and
5)	any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the type of security;
2)	the size of the holding;
3)	the initial cost of the security;
4)	transactions in comparable securities;
5)	price quotes from dealers and/or third-party pricing services;
6)	relationships among various securities;
7)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
8)	an analysis of the issuer’s financial statements; and
9)	the existence of merger proposals or tender offers that might affect the value of the security.
If the securities in question are foreign securities, the following additional information may be considered:
1)	the value of similar foreign securities traded on other foreign markets;
2)	ADR trading of similar securities;
3)	closed-end fund trading of similar securities;
4)	foreign currency exchange activity;
5)	the trading prices of financial products that are tied to baskets of foreign securities;
6)	factors relating to the event that precipitated the pricing problem;
7)	whether the event is likely to recur; and
8)	whether the effects of the event are isolated or whether they affect entire markets, countries or regions.
In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.
Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund’s ability to track the index.

Notes to Portfolio of Investments (Continued)
First Trust Exchange-Traded Fund VI
June 30, 2018 (Unaudited)
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of June 30, 2018, is included with each Fund’s Portfolio of Investments.
B. Option Contracts
FTHI and FTLB are subject to equity price risk in the normal course of pursuing their investment objectives and may write (sell) U.S. exchange-traded covered call options on the S&P 500® Index (the “S&P 500”) to hedge against changes in the value of equities. Additionally, these two Funds seek to generate additional income, in the form of premiums received, from writing (selling) the options. FTHI and FTLB may write (sell) covered call options or put options (“options”) on all or a portion of the equity securities held in their respective portfolios and on securities indices as determined to be appropriate by the Advisor, consistent with their investment objectives. Options on securities indices are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security and are similar to options on single securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. These two Funds will not write (sell) “naked” or uncovered options. Options are marked-to-market daily and their value will be affected by changes in the value and dividend rates of the underlying equity securities, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying equity securities and the remaining time to the options’ expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or trading volume diminishes.
Options written (sold) by FTHI and FTLB will either be exercised, expire, or be canceled pursuant to a closing transaction. If an index option written (sold) by either of these two Funds is exercised, the Fund would be obligated to deliver cash equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. If the price of the index is less than the option’s strike price, the index option will likely expire without being exercised. In the case of a stock option, if the price of the underlying equity security exceeds the option’s exercise price, it is likely that the option holder will exercise the option. In this case, the option premium received by the Fund will be added to the amount realized on the sale of the underlying security for purposes of determining gain or loss. If the price of the underlying equity security is less than the option’s strike price, the option will likely expire without being exercised. The option premium received by each Fund will, in this case, be treated as short-term capital gain on the expiration date of the option.
The index options that FTHI and FTLB write (sell) give the option holder the right, but not the obligation, to receive an amount of cash based on the difference between the closing level of the stock index and the exercise price on or prior to the option’s expiration date. The stock options that FTHI and FTLB write (sell) give the option holder the right, but not the obligation, to purchase securities from each Fund at the strike price on or prior to the option’s expiration date. The ability to successfully implement the writing (selling) of covered call or put options depends on the ability of the Advisor to predict pertinent market movements, which cannot be assured. As the writer (seller) of a covered option, each Fund foregoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the option above the sum of the premium and the strike price of the option, but has retained the risk of loss should the price of the underlying security decline. The writer (seller) of an option has no control over the time when it may be required to fulfill its obligation as a writer (seller) of the option. Once an option writer (seller) has received an exercise notice,

Notes to Portfolio of Investments (Continued)
First Trust Exchange-Traded Fund VI
June 30, 2018 (Unaudited)
it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security to the option holder at the exercise price.
FTLB may also purchase U.S. exchange-traded call or put options on the S&P 500 to hedge against changes in the value of equities. The purchase of call or put options involves the risk of loss of all or a part of the cash paid for the put options (the premium). The Fund’s maximum equity price risk for purchased options is limited to the premium initially paid. When the Fund purchases a call or put option, the premium paid represents the cost of the call or put option.
If FTLB elects to exercise a call or put option on the S&P 500, settlement does not occur by the delivery of the securities comprising the Index. FTLB, as holder of the stock index option, receives an amount of cash if the closing level of the stock index upon which the option is based is less than the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. If the Fund elects to allow a put option to expire, then the equity price risk for purchased options is limited to the premium initially paid.
C. Securities Transactions
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
D. Foreign Currency
The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received.
E. Affiliated Transactions
MDIV, FV, IFV, and FVC invest in securities of affiliated funds. Each Fund’s investment performance and risks are related to the investment performance and risks of the affiliated funds.
Amounts relating to these investments in MDIV at June 30, 2018, and for the fiscal year-to-date period (October 1, 2017 to June 30, 2018) are:
Security Name	Shares at 6/30/2018	Value at 9/30/2017	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 6/30/2018	Dividend Income
First Trust Tactical High Yield ETF	2,911,637	$ 167,967,703	$ 16,173,313	$ (40,784,166)	$ (5,719,540)	$ (528,324)	$ 137,108,986	$ 6,449,835

Notes to Portfolio of Investments (Continued)
First Trust Exchange-Traded Fund VI
June 30, 2018 (Unaudited)
Amounts relating to these investments in FV at June 30, 2018, and for the fiscal year-to-date period (October 1, 2017 to June 30, 2018) are:
Security Name	Shares at 6/30/2018	Value at 9/30/2017	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 6/30/2018	Dividend Income
First Trust Dow Jones Internet Index Fund	4,517,879	$ 513,884,050	$ 46,019,219	$ (98,034,575)	$ 125,440,989	$ 34,576,361	$ 621,886,044	$ —
First Trust Industrials/Producer Durables AlphaDEX® Fund	12,708,416	478,410,801	44,817,625	(50,799,030)	16,381,904	8,087,765	496,899,065	2,719,453
First Trust Nasdaq Bank ETF	17,550,371	472,218,952	64,956,205	(52,136,581)	8,555,636	6,503,610	500,097,822	5,280,028
First Trust NASDAQ-100- Technology Sector Index Fund	6,567,945	500,991,299	42,068,440	(98,089,514)	32,237,664	28,917,953	506,125,842	3,095,469
First Trust Technology AlphaDEX® Fund	9,355,655	—	530,283,096	(42,745,593)	37,540,497	1,364,707	526,442,707	635,601
First Trust Utilities AlphaDEX® Fund	—	425,640,359	1,067,856	(427,033,831)	(45,411,372)	45,736,988	—	—
		$2,391,145,461	$729,212,441	$(768,839,124)	$174,745,318	$125,187,384	$2,651,451,480	$11,730,551
Amounts relating to these investments in IFV at June 30, 2018, and for the fiscal year-to-date period (October 1, 2017 to June 30, 2018) are:
Security Name	Shares at 6/30/2018	Value at 9/30/2017	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 6/30/2018	Dividend Income
First Trust BICK Index Fund	6,543,711	$ 164,402,812	$ 33,251,335	$ (6,227,992)	$ (14,233,957)	$ 534,993	$ 177,727,191	$ 1,420,161
First Trust Chindia ETF	4,817,780	159,924,340	32,046,909	(6,398,348)	(1,284,330)	1,388,670	185,677,241	3,775,455
First Trust Developed Markets ex-US AlphaDEX® Fund	3,038,358	155,540,407	31,624,287	(6,192,696)	381,338	492,390	181,845,726	3,275,868
First Trust Germany AlphaDEX® Fund	3,859,902	159,830,885	32,665,290	(6,248,224)	(9,607,442)	1,146,577	177,787,086	2,696,927
First Trust Switzerland AlphaDEX® Fund	3,398,856	151,314,033	29,789,884	(5,803,723)	(5,690,020)	910,432	170,520,606	3,473,750
		$791,012,477	$159,377,705	$(30,870,983)	$(30,434,411)	$4,473,062	$893,557,850	$14,642,161

Notes to Portfolio of Investments (Continued)
First Trust Exchange-Traded Fund VI
June 30, 2018 (Unaudited)
Amounts relating to these investments in FVC at June 30, 2018, and for the fiscal year-to-date period (October 1, 2017 to June 30, 2018) are:
Security Name	Shares at 6/30/2018	Value at 9/30/2017	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 6/30/2018	Dividend Income
First Trust Dow Jones Internet Index Fund	910,913	$ 70,496,355	$ 51,011,540	$ (22,840,572)	$ 24,399,092	$ 2,320,760	$ 125,387,175	$ —
First Trust Industrials/Producer Durables AlphaDEX® Fund	2,562,240	65,630,239	46,410,497	(14,810,572)	2,899,754	53,666	100,183,584	473,498
First Trust Nasdaq Bank ETF	3,538,449	64,780,808	46,911,655	(11,388,998)	565,798	(41,159)	100,828,104	892,784
First Trust NASDAQ-100- Technology Sector Index Fund	1,324,174	68,727,844	47,875,634	(23,437,818)	6,704,565	2,170,623	102,040,848	530,188
First Trust Technology AlphaDEX® Fund	1,886,291	—	100,539,755	(504,203)	6,099,584	6,459	106,141,595	108,888
First Trust Utilities AlphaDEX® Fund	—	58,390,895	14,500,671	(72,914,647)	(2,118,817)	2,141,898	—	—
		$328,026,141	$307,249,752	$(145,896,810)	$38,549,976	$6,652,247	$534,581,306	$2,005,358
3. Derivative Transactions
During the fiscal year-to-date period (October 1, 2017 to June 30, 2018), for FTHI, the premiums for written options opened were $2,267,082, and the premiums for written options closed, exercised and expired were $1,827,899.
During the fiscal year-to-date period (October 1, 2017 to June 30, 2018), for FTLB, the premiums for written options opened were $418,271, and the premiums for written options closed, exercised and expired were $313,618. During the fiscal year-to-date period (October 1, 2017 to June 30, 2018), for FTLB, the premiums for purchased options opened were $123,022, and the premiums for purchased options closed, exercised and expired were $59,687.
4. Subsequent Events
Management has evaluated the impact of all subsequent events to the Funds through the date the financial statements were issued, and has determined that there were the following subsequent events:
On or around August 29, 2018, International Multi-Asset Diversified Income Index Fund will seek investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of a different index called the S&P International Dividend Aristocrats Index and normally will invest at least 90% of its net assets (including investment borrowings) in securities comprising the S&P International Dividend Aristocrats Index, which is designed to provide broad international (excluding the United States) equity exposure to the 80 securities in the S&P Global Broad Market Index that exhibit high levels of income by growing or maintaining a consistent dividend over a long time horizon. The Fund is also reducing the annual management fee payable to First Trust, from 0.70% of the Fund’s average daily net assets to 0.60% of the Fund’s average daily net assets. The Fund will also change its name to First Trust S&P International Dividend Aristocrats ETF and will list and trade its shares under the ticker symbol “FID”.
On or around September 5, 2018, First Trust RBA Quality Income ETF will seek investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of a different index called the Nasdaq Dorsey Wright Momentum + Yield Index and normally will invest at least 90% of its net assets (including investment borrowings) in securities comprising the Nasdaq Dorsey Wright Momentum + Yield Index, which is designed to provide U.S. equity exposure to the 50 securities in the NASDAQ U.S. Mid Large Index that provide a high level of dividend income. The Fund is also reducing the annual management fee payable by the Fund to First Trust, from 0.70% of the Fund’s average daily net assets to 0.60% of the Fund’s average daily net assets. The Fund will also change its name to First Trust Dorsey Wright Momentum & Dividend ETF and will list and trade its shares under the ticker symbol “DDIV”.

Additional Information
First Trust Exchange-Traded Fund VI
June 30, 2018 (Unaudited)
Licensing Information
Nasdaq, Nasdaq Inc., NASDAQ Technology Dividend IndexSM, NASDAQ Multi-Asset Diversified Income IndexSM, NASDAQ International Multi-Asset Diversified Income IndexSM, NASDAQ Rising Dividend Achievers Index, and NASDAQ US Small Mid Cap Rising Index are registered trademarks and service marks of Nasdaq Inc. (which with its affiliates is referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. on behalf of the Funds. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.
There is no relationship between Dorsey Wright & Associates, LLC (“Dorsey Wright”) and First Trust Advisors L.P. (“First Trust”), with respect to the First Trust Dorsey Wright Focus 5 ETF, First Trust Dorsey Wright International Focus 5 ETF or First Trust Dorsey Wright Dynamic Focus 5 ETF, other than a license by Dorsey Wright to First Trust of certain Dorsey Wright trademarks, trade names and indexes for use by First Trust. Such trademarks, trade names and Indexes have been created and developed by Dorsey Wright without regard to and independently of First Trust, its business, its development of these Products, and/or any prospective investor. First Trust has arranged with Dorsey Wright to license the Indexes for possible inclusion in products which First Trust independently develops and promotes. The licensing of any index to First Trust is not an offer to purchase or sell, or a solicitation or an offer to buy any securities. A determination that any portion of an investor’s portfolio should be devoted to any product developed by First Trust with reference to a Dorsey Wright index is a determination made solely by the investment advisor serving the investor or the investor himself, not Dorsey Wright or First Trust.
Richard Bernstein Advisors LLC (“Licensor”), the Richard Bernstein Advisors Quality Income Index, and the Richard Bernstein Advisors American Industrial Renaissance® Index are trademarks of Richard Bernstein Advisors LLC and have been licensed for use for certain purposes by First Trust. First Trust RBA Quality Income ETF is based on the Richard Bernstein Advisors Quality Income Index and is not sponsored, endorsed, sold or promoted Richard Bernstein Advisors LLC, and Richard Bernstein Advisors LLC makes no representation regarding the advisability of trading in such product(s). First Trust RBA American Industrial Renaissance® ETF is based on the Richard Bernstein Advisors Quality Income Index and is not sponsored, endorsed, sold or promoted Richard Bernstein Advisors LLC, and Richard Bernstein Advisors LLC makes no representation regarding the advisability of trading in such product(s).

First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)
Portfolio of Investments
June 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.2%
	Aerospace & Defense – 2.0%
195	Huntington Ingalls Industries, Inc.	$42,274
485	Spirit AeroSystems Holdings, Inc., Class A	41,666
		83,940
	Air Freight & Logistics – 1.0%
556	Expeditors International of Washington, Inc.	40,644
	Airlines – 2.9%
675	Alaska Air Group, Inc.	40,763
286	Allegiant Travel Co.	39,740
759	SkyWest, Inc.	39,392
		119,895
	Auto Components – 2.9%
1,692	Gentex Corp.	38,950
463	LCI Industries	41,739
212	Lear Corp.	39,392
		120,081
	Banks – 14.7%
417	BOK Financial Corp.	39,202
1,003	Cathay General Bancorp	40,612
376	Cullen/Frost Bankers, Inc.	40,698
610	East West Bancorp, Inc.	39,772
2,515	Fulton Financial Corp.	41,498
971	Great Western Bancorp, Inc.	40,772
1,448	Hanmi Financial Corp.	41,051
1,873	Hilltop Holdings, Inc.	41,337
1,878	Home BancShares, Inc.	42,368
861	MB Financial, Inc.	40,209
664	Pinnacle Financial Partners, Inc.	40,736
768	Synovus Financial Corp.	40,573
1,623	TCF Financial Corp.	39,958
1,791	Umpqua Holdings Corp.	40,459
775	Zions Bancorporation	40,835
		610,080
	Building Products – 1.9%
524	Allegion PLC	40,537
679	AO Smith Corp.	40,163
		80,700
	Capital Markets – 5.9%
273	Affiliated Managers Group, Inc.	40,587
200	FactSet Research Systems, Inc.	39,620
837	Houlihan Lokey, Inc.	42,871
1,188	Legg Mason, Inc.	41,259
611	LPL Financial Holdings, Inc.	40,045
325	Morningstar, Inc.	41,681
		246,063
	Chemicals – 1.9%
873	Chemours (The) Co.	38,726
Shares	Description	Value

	Chemicals (Continued)
576	Trinseo S.A.	$40,867
		79,593
	Commercial Services & Supplies – 3.0%
1,210	Herman Miller, Inc.	41,019
2,871	Steelcase, Inc., Class A	38,759
746	Tetra Tech, Inc.	43,641
		123,419
	Communications Equipment – 1.0%
501	InterDigital, Inc.	40,531
	Consumer Finance – 1.0%
464	FirstCash, Inc.	41,690
	Containers & Packaging – 1.0%
450	AptarGroup, Inc.	42,021
	Electronic Equipment, Instruments & Components – 0.9%
371	SYNNEX Corp.	35,805
	Food Products – 4.2%
375	Ingredion, Inc.	41,513
284	J&J Snack Foods Corp.	43,301
318	Lancaster Colony Corp.	44,018
413	Sanderson Farms, Inc.	43,427
		172,259
	Hotels, Restaurants & Leisure – 5.1%
261	Cracker Barrel Old Country Store, Inc.	40,771
621	Dunkin’ Brands Group, Inc.	42,892
975	International Speedway Corp., Class A	43,583
356	Marriott Vacations Worldwide Corp.	40,214
646	Texas Roadhouse, Inc.	42,319
		209,779
	Household Durables – 3.0%
695	Garmin Ltd.	42,395
1,300	La-Z-Boy, Inc.	39,780
1,349	MDC Holdings, Inc.	41,509
		123,684
	Household Products – 1.1%
713	Energizer Holdings, Inc.	44,890
	Insurance – 10.1%
451	Assurant, Inc.	46,674
1,152	Assured Guaranty Ltd.	41,161
1,511	Brown & Brown, Inc.	41,900

See Notes to Portfolio of Investments

First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)
Portfolio of Investments (Continued)
June 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Insurance (Continued)
2,142	CNO Financial Group, Inc.	$40,784
825	First American Financial Corp.	42,669
2,025	Old Republic International Corp.	40,318
421	Primerica, Inc.	41,931
298	Reinsurance Group of America, Inc.	39,777
509	Torchmark Corp.	41,438
1,211	Universal Insurance Holdings, Inc.	42,506
		419,158
	Internet Software & Services – 1.0%
480	j2 Global, Inc.	41,573
	IT Services – 5.0%
370	Broadridge Financial Solutions, Inc.	42,587
1,717	Convergys Corp.	41,963
995	CSG Systems International, Inc.	40,666
1,381	Genpact Ltd.	39,952
324	Jack Henry & Associates, Inc.	42,237
		207,405
	Machinery – 9.9%
895	Donaldson Co, Inc.	40,382
565	EnPro Industries, Inc.	39,522
924	Graco, Inc.	41,783
299	IDEX Corp.	40,808
458	Lincoln Electric Holdings, Inc.	40,194
3,627	Mueller Water Products, Inc., Class A	42,508
593	Oshkosh Corp.	41,700
688	Toro (The) Co.	41,452
1,249	Trinity Industries, Inc.	42,791
2,128	Wabash National Corp.	39,708
		410,848
	Media – 1.0%
1,817	Interpublic Group of (The) Cos., Inc.	42,590
	Metals & Mining – 1.0%
897	Steel Dynamics, Inc.	41,217
	Oil, Gas & Consumable Fuels – 1.0%
542	Arch Coal, Inc., Class A	42,509
	Professional Services – 3.9%
1,832	Kelly Services, Inc., Class A	41,128
662	Korn/Ferry International	40,998
461	ManpowerGroup, Inc.	39,674
612	Robert Half International, Inc.	39,841
		161,641
Shares	Description	Value

	Road & Rail – 1.9%
264	Old Dominion Freight Line, Inc.	$39,325
1,464	Schneider National, Inc., Class B	40,275
		79,600
	Semiconductors & Semiconductor Equipment – 2.0%
1,090	Teradyne, Inc.	41,496
1,063	Versum Materials, Inc.	39,491
		80,987
	Specialty Retail – 5.9%
5,055	Chico’s FAS, Inc.	41,148
329	Children’s Place (The), Inc.	39,743
746	Foot Locker, Inc.	39,277
3,023	GameStop Corp., Class A	44,045
14,283	Office Depot, Inc.	36,422
690	Williams-Sonoma, Inc.	42,352
		242,987
	Textiles, Apparel & Luxury Goods – 1.0%
394	Carter’s, Inc.	42,706
	Trading Companies & Distributors – 1.0%
570	Applied Industrial Technologies, Inc.	39,986
	Wireless Telecommunication Services – 1.0%
1,589	Telephone & Data Systems, Inc.	43,570
	Total Investments – 99.2%	4,111,851
	(Cost $4,270,085) (a)
	Net Other Assets and Liabilities – 0.8%	31,838
	Net Assets – 100.0%	$4,143,689

(a)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $39,461 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $197,695. The net unrealized depreciation was $158,234.

See Notes to Portfolio of Investments

First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)
Portfolio of Investments (Continued)
June 30, 2018 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 6/30/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 4,111,851	$ 4,111,851	$ —	$ —

*	See Portfolio of Investments for industry breakout.
All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at June 30, 2018.
See Notes to Portfolio of Investments

First Trust Indxx Innovative Transaction & Process ETF (LEGR)
Portfolio of Investments
June 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.8%
	Aerospace & Defense – 0.8%
3,128	Airbus SE	$366,238
	Banks – 12.0%
45,640	Banco Bilbao Vizcaya Argentaria S.A.	323,734
55,502	Banco Santander S.A.	297,632
3,000	Bangkok Bank PCL	17,703
53,100	Bangkok Bank PCL	313,343
41,703	Bank of Ireland Group PLC	325,565
127,485	Barclays PLC	317,989
4,825	BNP Paribas S.A.	299,706
75,628	BOC Hong Kong Holdings Ltd.	356,181
5,051	Citigroup, Inc.	338,013
3,915	HDFC Bank, Ltd., ADR	411,153
40,683	ICICI Bank, Ltd., ADR	326,685
21,062	ING Groep N.V., ADR	301,608
3,261	JPMorgan Chase & Co.	339,796
4,059	KBC Group N.V.	313,415
598,304	Postal Savings Bank of China Co., Ltd., Class H (a)	389,688
4,772	Royal Bank of Canada	359,320
6,578	Societe Generale S.A.	277,428
		5,308,959
	Capital Markets – 8.4%
8,381	ASX Ltd.	399,370
6,722	Bank of New York Mellon (The) Corp.	362,518
2,223	CME Group, Inc.	364,394
2,758	Deutsche Boerse AG	367,653
1,404	Goldman Sachs Group (The), Inc.	309,680
4,410	Nasdaq, Inc.	402,501
43,962	Natixis S.A.	312,037
40,095	NEX Group PLC	543,970
3,473	Northern Trust Corp.	357,337
20,307	UBS Group AG	314,253
		3,733,713
	Communications Equipment – 2.0%
8,440	Cisco Systems, Inc.	363,173
63,385	Nokia OYJ	364,924
91,344	ZTE Corp., Class H (b)	138,781
		866,878
	Consumer Finance – 0.8%
16,500	AEON Financial Service Co., Ltd.	352,310
	Electronic Equipment, Instruments & Components – 1.7%
138,613	Foxconn Technology Co., Ltd.	339,162
2,201	Samsung SDI Co., Ltd.	422,623
		761,785
Shares	Description	Value

	Food & Staples Retailing – 0.8%
4,256	Walmart, Inc.	$364,527
	Household Durables – 0.8%
7,297	Sony Corp., ADR	374,044
	Industrial Conglomerates – 0.7%
1,355	SK Holdings Co., Ltd.	314,890
	Insurance – 2.3%
1,600	Allianz SE	330,758
6,654	American International Group, Inc.	352,795
25,515	China Life Insurance Co., Ltd., ADR	326,082
		1,009,635
	Internet & Direct Marketing Retail – 0.5%
5,939	Overstock.com, Inc. (b)	199,847
	Internet Software & Services – 5.3%
6,458	Alibaba Group Holding Ltd., ADR (b)	1,198,153
4,704	Baidu, Inc., ADR (b)	1,143,072
		2,341,225
	IT Services – 16.4%
7,629	Accenture PLC, Class A	1,248,028
2,895	Capgemini SE	389,466
6,358	CGI Group, Inc., Class A (b)	402,910
14,531	Cognizant Technology Solutions Corp., Class A	1,147,804
11,791	Genpact Ltd.	341,114
7,742	International Business Machines Corp.	1,081,557
2,087	MasterCard, Inc., Class A	410,137
36,500	NTT Data Corp.	420,666
21,461	QIWI PLC, ADR	338,011
5,963	Reply S.p.A	405,281
7,483	Virtusa Corp. (b)	364,272
3,063	Visa, Inc., Class A	405,694
68,677	Wipro Ltd., ADR	328,963
		7,283,903
	Metals & Mining – 1.8%
16,691	BHP Billiton Ltd.	418,862
23,970	Severstal PJSC	355,001
		773,863
	Professional Services – 1.0%
16,100	Recruit Holdings Co., Ltd.	445,853

See Notes to Portfolio of Investments

First Trust Indxx Innovative Transaction & Process ETF (LEGR)
Portfolio of Investments (Continued)
June 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Semiconductors & Semiconductor Equipment – 21.5%
101,020	Advanced Micro Devices, Inc. (b)	$1,514,290
23,832	Intel Corp.	1,184,689
21,896	Micron Technology, Inc. (b)	1,148,226
195,248	Nordic Semiconductor ASA (b)	1,251,413
5,015	NVIDIA Corp.	1,188,053
27,609	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1,009,385
11,043	Texas Instruments, Inc.	1,217,491
15,974	Xilinx, Inc.	1,042,463
		9,556,010
	Software – 16.5%
4,835	Dell Technologies, Inc., Class V (b)	408,944
19,814	Gemalto N.V. (b)	1,152,774
12,805	Microsoft Corp.	1,262,701
47,378	Mitek Systems, Inc. (b)	421,664
23,195	Oracle Corp.	1,021,972
2,440	Red Hat, Inc. (b)	327,863
2,964	salesforce.com, Inc. (b)	404,290
11,163	SAP SE	1,289,927
22,343	Software AG	1,041,338
		7,331,473
	Technology Hardware, Storage & Peripherals – 5.2%
69,633	ASROCK, Inc.	151,423
129,583	Asustek Computer, Inc.	1,183,688
19,751	Hewlett Packard Enterprise Co.	288,562
10,697	NCR Corp. (b)	320,696
8,152	Samsung Electronics Co., Ltd.	341,221
		2,285,590
	Trading Companies & Distributors – 0.5%
25,457	Barloworld Ltd.	240,698
	Wireless Telecommunication Services – 0.8%
4,900	SoftBank Group Corp.	352,867
	Total Investments – 99.8%	44,264,308
	(Cost $45,573,443) (c)
	Net Other Assets and Liabilities – 0.2%	102,905
	Net Assets – 100.0%	$44,367,213

(a)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(b)	Non-income producing security.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,394,361 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $2,703,496. The net unrealized depreciation was $1,309,135.

ADR	American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 6/30/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 44,264,308	$ 44,264,308	$ —	$ —

*	See Portfolio of Investments for industry breakout.
All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at June 30, 2018.

See Notes to Portfolio of Investments

First Trust Indxx Innovative Transaction & Process ETF (LEGR)
Portfolio of Investments (Continued)
June 30, 2018 (Unaudited)
Currency Exposure Diversification	% of Total Investments
USD	59.3%
EUR	17.8
TWD	3.8
JPY	3.6
NOK	2.8
KRW	2.4
HKD	2.0
GBP	1.9
AUD	1.9
CAD	1.7
RUB	0.8
THB	0.8
CHF	0.7
ZAR	0.5
Total	100.0%

Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
RUB	Russian Ruble
THB	Thai Baht
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand
See Notes to Portfolio of Investments

First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
Portfolio of Investments
June 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.7%
	Aerospace & Defense – 4.6%
6,154	Aerovironment, Inc. (a)	$439,580
101,237	QinetiQ Group PLC	360,340
		799,920
	Auto Components – 3.7%
884	Aptiv PLC	81,001
340	Continental AG	77,643
1,700	Denso Corp.	83,100
14,817	Gentex Corp.	341,087
1,358	Valeo S.A.	74,251
		657,082
	Automobiles – 0.6%
302	Tesla, Inc. (a)	103,571
	Biotechnology – 2.0%
13,138	Intellia Therapeutics, Inc. (a)	359,456
	Building Products – 2.0%
16,585	Assa Abloy AB, Class B	353,485
	Electrical Equipment – 1.6%
1,216	Emerson Electric Co.	84,074
6,100	Mitsubishi Electric Corp.	81,240
686	Rockwell Automation, Inc.	114,034
		279,348
	Electronic Equipment, Instruments & Components – 17.7%
2,631	Cognex Corp.	117,369
720	Coherent, Inc. (a)	112,622
32,468	Delta Electronics, Inc.	116,609
2,242	FARO Technologies, Inc. (a)	121,853
6,605	FLIR Systems, Inc.	343,262
19,820	Halma PLC	358,357
6,331	Hexagon AB, Class B	353,067
5,039	Hollysys Automation Technologies, Ltd.	111,563
200	Keyence Corp.	113,011
2,890	National Instruments Corp.	121,322
2,300	Omron Corp.	107,402
3,562	SFA Engineering Corp.	104,671
20,400	Topcon Corp.	350,088
10,769	Trimble, Inc. (a)	353,654
2,900	Yaskawa Electric Corp.	102,547
6,500	Yokogawa Electric Corp.	115,775
783	Zebra Technologies Corp., Class A (a)	112,165
		3,115,337
	Health Care Equipment & Supplies – 3.1%
27,337	Accuray, Inc. (a)	112,082
9,400	CYBERDYNE, Inc. (a)	110,204
7,077	Elekta AB, Class B	93,235
262	Intuitive Surgical, Inc. (a)	125,362
Shares	Description	Value

	Health Care Equipment & Supplies (Continued)
4,003	Mazor Robotics Ltd. (a)	$110,846
		551,729
	Health Care Technology – 2.1%
4,615	Medidata Solutions, Inc. (a)	371,784
	Household Durables – 5.1%
5,925	Garmin Ltd.	361,425
5,704	iRobot Corp. (a)	432,192
1,900	Sony Corp.	97,201
		890,818
	Industrial Conglomerates – 0.5%
662	Siemens AG	87,529
	Internet Software & Services – 5.7%
1,939	Alarm.com Holdings, Inc. (a)	78,297
79	Alphabet, Inc., Class A (a)	89,206
356	Baidu, Inc., ADR (a)	86,508
21,951	Cloudera, Inc. (a)	299,412
449	Facebook, Inc., Class A (a)	87,250
20,025	Hortonworks, Inc. (a)	364,855
		1,005,528
	IT Services – 4.5%
610	International Business Machines Corp.	85,217
4,100	Obic Co., Ltd.	339,584
8,930	Teradata Corp. (a)	358,539
		783,340
	Life Sciences Tools & Services – 2.8%
1,307	Illumina, Inc. (a)	365,032
507	Tecan Group AG	123,384
		488,416
	Machinery – 7.9%
2,300	Daifuku Co., Ltd.	100,858
576	Deere & Co.	80,525
2,398	Duerr AG	111,427
500	FANUC Corp.	99,377
3,272	GEA Group AG	110,390
1,600	Hirata Corp.	114,890
1,363	John Bean Technologies Corp.	121,171
2,800	Kawasaki Heavy Industries, Ltd.	82,572
75,238	Mirle Automation Corp.	106,113
2,100	Obara Group, Inc.	119,875
300	SMC Corp.	110,093
22,000	Toshiba Machine Co., Ltd.	105,117
6,547	Valmet OYJ	126,305
		1,388,713

See Notes to Portfolio of Investments

First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
Portfolio of Investments (Continued)
June 30, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Semiconductors & Semiconductor Equipment – 6.5%
6,274	Advanced Micro Devices, Inc. (a)	$94,047
7,287	Ambarella, Inc. (a)	281,351
3,681	Brooks Automation, Inc.	120,074
4,387	Infineon Technologies AG	111,838
1,560	Intel Corp.	77,548
1,063	KLA-Tencor Corp.	108,990
477	NVIDIA Corp.	113,001
2,069	QUALCOMM, Inc.	116,112
3,172	Teradyne, Inc.	120,758
		1,143,719
	Software – 27.4%
346	Adobe Systems, Inc. (a)	84,358
529	ANSYS, Inc. (a)	92,141
1,289	Aspen Technology, Inc. (a)	119,542
668	Autodesk, Inc. (a)	87,568
11,271	AVEVA Group PLC	399,540
30,096	BlackBerry Ltd. (a)	290,426
16,295	Blue Prism Group PLC (a)	392,257
8,387	Cadence Design Systems, Inc. (a)	363,241
2,539	Dassault Systemes SE	355,805
26,354	Nuance Communications, Inc. (a)	365,925
2,471	Open Text Corp.	86,969
999	PTC, Inc. (a)	93,716
40,394	Sage Group (The) PLC	335,107
667	salesforce.com, Inc. (a)	90,979
764	SAP SE, ADR	88,364
2,005	ServiceNow, Inc. (a)	345,802
1,085	Splunk, Inc. (a)	107,534
4,043	Synopsys, Inc. (a)	345,960
872	Tableau Software, Inc., Class A (a)	85,238
109,430	Technology One, Ltd.	344,181
47,270	TOTVS S.A.	331,741
		4,806,394
	Technology Hardware, Storage & Peripherals – 1.4%
461	Apple, Inc.	85,336
1,832	Samsung Electronics Co., Ltd.	76,683
4,900	Seiko Epson Corp.	85,240
		247,259
Shares	Description	Value

	Wireless Telecommunication Services – 0.5%
1,200	SoftBank Group Corp.	$86,416
	Total Investments – 99.7%	17,519,844
	(Cost $18,197,619) (b)
	Net Other Assets and Liabilities – 0.3%	53,731
	Net Assets – 100.0%	$17,573,575

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of June 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $559,744 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,237,519. The net unrealized depreciation was $677,775.

ADR	American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 6/30/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 17,519,844	$ 17,519,844	$ —	$ —

*	See Portfolio of Investments for industry breakout.
All transfers in and out of the Levels during the period are assumed to occur on the last day of the period at their current value. There were no transfers between Levels at June 30, 2018.

See Notes to Portfolio of Investments

First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
Portfolio of Investments (Continued)
June 30, 2018 (Unaudited)
Currency Exposure Diversification	% of Total Investments
USD	57.2%
JPY	13.7
GBP	10.5
EUR	6.0
SEK	4.6
AUD	2.0
BRL	1.9
TWD	1.3
KRW	1.0
CHF	0.7
ILS	0.6
CAD	0.5
Total	100.0%

Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound Sterling
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
SEK	Swedish Krona
TWD	New Taiwan Dollar
USD	United States Dollar
See Notes to Portfolio of Investments

Notes to Portfolio of Investments
First Trust Exchange-Traded Fund VI
June 30, 2018 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund VI (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on June 4, 2012, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of twenty-eight exchange-traded funds that are offering shares. This report covers the three funds listed below (each a “Fund” and collectively, the “Funds”), each a non-diversified series of the Trust.
First Trust SMID Cap Rising Dividend Achievers ETF – (The Nasdaq Stock Market LLC (“Nasdaq”) ticker “SDVY”)
First Trust Indxx Innovative Transaction & Process ETF – (Nasdaq ticker “LEGR”)
First Trust Nasdaq Artificial Intelligence and Robotics ETF – (Nasdaq ticker “ROBT”)
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”
2. Valuation and Investment Practices
A. Portfolio Valuation
Each Fund’s net asset value (“NAV”) is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.
Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the type of security;
2)	the size of the holding;
3)	the initial cost of the security;
4)	transactions in comparable securities;

Notes to Portfolio of Investments (Continued)
First Trust Exchange-Traded Fund VI
June 30, 2018 (Unaudited)
5)	price quotes from dealers and/or third-party pricing services;
6)	relationships among various securities;
7)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
8)	an analysis of the issuer’s financial statements; and
9)	the existence of merger proposals or tender offers that might affect the value of the security.
If the securities in question are foreign securities, the following additional information may be considered:
1)	the value of similar foreign securities traded on other foreign markets;
2)	ADR trading of similar securities;
3)	closed-end fund trading of similar securities;
4)	foreign currency exchange activity;
5)	the trading prices of financial products that are tied to baskets of foreign securities;
6)	factors relating to the event that precipitated the pricing problem;
7)	whether the event is likely to recur; and
8)	whether the effects of the event are isolated or whether they affect entire markets, countries or regions.
In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.
Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund’s ability to track the index.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of June 30, 2018, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Notes to Portfolio of Investments (Continued)
First Trust Exchange-Traded Fund VI
June 30, 2018 (Unaudited)
C. Foreign Currency
The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received.

Additional Information
First Trust Exchange-Traded Fund VI
June 30, 2018 (Unaudited)
Licensing Information
Nasdaq®, Nasdaq US Small Mid Cap Rising Dividend Achievers™ Index and Nasdaq CTA Artificial Intelligence and Robotics IndexSM are registered trademarks of Nasdaq, Inc. (which with its affiliates is referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The products have not been passed on by the Corporations as to its legality or suitability. The products are not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE PRODUCTS.
“Indxx” and “Indxx Blockchain Index” are trademarks of Indxx, LLC and have been licensed for use for certain purposes by First Trust Advisors L.P. First Trust Indxx Innovative Transaction & Process ETF is based on the Indxx Blockchain Index and is not sponsored, endorsed, sold or promoted by Indxx, LLC, and Indxx, LLC makes no representation regarding the advisability of trading in such product.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	First Trust Exchange-Traded Fund VI
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	August 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	August 29, 2018

By (Signature and Title)*	/s/ Donald P. Swade
Donald P. Swade, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	August 29, 2018

* Print the name and title of each signing officer under his or her signature.